                                         Registration No. 333-135524
                                         File No. 811-21915

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

      Pre-Effective Amendment No. 1                                        [X]

      Post-Effective Amendment No. __                                    [   ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. 1                                                      [X]

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                  OPPENHEIMER BARING SMA INTERNATIONAL FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street
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                        New York, New York 10281-1008
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [   ] on _______________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends the Registration  statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant  shall file a further  amendment  which  specifically  states that this  Registration
Statement shall  thereafter  become  effective in accordance with section 8(a)
of the  Securities  Act of 1933 or  until  the  Registration  Statement  shall become  effective on such date as the  Commission,  acting pursuant to Section
8(a), shall determine.

Oppenheimer Baring SMA International Fund

     Prospectus dated June ___, 2007 Oppenheimer  Baring SMA International  Fund
("Fund")  is a  mutual  fund  that  seeks  long-term  capital  appreciation.  It emphasizes  investments in the common stock of foreign companies.  Shares of the
Fund may be purchased only by or on behalf of separately managed account clients
("wrap-fee"  accounts) who have retained OFI Private Investments Inc. or certain of its affiliates  (individually  or  collectively  referred to as "OFI PI"), to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee"  program.  This prospectus  contains  important  information  about the  Fund's  objective,  its
investment   policies,   strategies  and  risks.  It  also  contains   important
information  about  how to buy and sell  shares of the  Fund.  Please  read this prospectus  carefully  before you invest and keep it for future  reference about your account.  As with all mutual funds, the Securities and Exchange  Commission has not approved or disapproved the Fund's securities nor has it determined that this prospectus is accurate or complete.  It is a criminal  offense to represent otherwise.

CONTENTS

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

Principal Risks of Investing in the Fund

The Fund's Performance

Fees and Expenses of the Fund

About the Fund's Investments

How the Fund is Managed

INVESTING IN THE FUND

How to Buy and Sell Shares

Dividends, Capital Gains and Taxes

Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT  OBJECTIVE?  The Fund seeks long-term capital appreciation.

     WHAT DOES THE FUND MAINLY  INVEST IN? Under normal market  conditions,  the
Fund will invest at least 80% of its total assets in an internationally  diverse portfolio of common stocks of companies  that are  organized,  headquartered  or domiciled  outside  the  United  States  or  whose  principal  listing  is  on a securities  exchange  in a country  outside  the United  States or that derive a majority  of  their  revenues  or  profits  from  goods or  services  in or from countries outside the United States.

     The Fund does not limit its investments to issuers within a specific market capitalization range. At times, the Fund may invest a substantial portion of its assets in a particular  capitalization range. For example, the Fund may invest a substantial  portion  of its  assets in stocks  issued by  small-cap  to mid-cap companies  whose  prices  may be more  volatile  than  stocks  issued  by larger companies.  The  portfolio  managers  consider  companies  that,  at the time of purchase,  have market  capitalizations  below U.S. $1 billion to be "small-cap"
and companies that, at the time of purchase,  have market capitalizations in the range  between U.S. $1 billion and U.S.  $10 billion to be "mid-cap"  companies.
The  Manager  considers  "large-cap"  companies  to be those that at the time of purchase have capitalizations above U.S. $10 billion

     The Fund can  invest  in  emerging  markets  as well as  developed  markets throughout the world, although it may place greater emphasis on investing in one or more  particular  regions  from time to time,  such as Asia,  Europe or Latin
America. It can invest 100% of its assets in foreign securities.

     The Fund can also buy  securities  convertible  into common stock and other securities  having equity  features.  The Fund can use hedging  instruments  and certain derivative  investments to seek capital appreciation or to try to manage investment  risks.  These  investments  are more fully  explained  in "About the
Fund's Investments," below.

     HOW DO THE PORTFOLIO  MANAGERS DECIDE WHICH  SECURITIES TO BUY OR SELL? The
Fund's Investment Manager, OppenheimerFunds,  Inc. (the "Manager"), has retained
Baring  International  Investment  Limited  (the  "Sub-Adviser")  to provide the day-to-day  portfolio  management  of the Fund's  assets.  The Fund's  portfolio managers are employed by the Sub-Adviser.

     In deciding which securities to buy or sell, the portfolio managers combine
"top down" research with fundamental "bottom-up," individual stock analysis. The portfolio managers seek to identify economic themes impacting  companies located outside the United States,  like, for example,  rising business  expenditures or private spending,  that are subject to change over time. In assessing individual companies,  the  portfolio  managers  follow a "growth  at a  reasonable  price"
investment style meaning that they seek to identify well-managed  companies with strong growth potential and attractive share prices.  The portfolio  managers of the Fund use internal financial,  economic and credit analysis resources as well as  information  obtained  from  external  sources  to  perform  this  bottom-up research.

     Sell decisions are generally  based on either one or a mix of the following conditions:  the stock price meets long-term  price targets;  the stock does not meet the portfolio manager's fundamental expectations; or the stock is no longer consistent  with the  portfolio  manager's  view of the  economic or  investment cycle.

     FOR WHOM IS THE FUND DESIGNED? The Fund is designed primarily for investors seeking  capital  appreciation  in their  investment  over the long term.  Those investors  should  be  willing  to  assume  the  greater  risks of  share  price
fluctuations   that  are  typical  for  a   non-diversified   fund  focusing  on
international  stock  investments,  and the special  risks of  investing in both emerging and developed foreign countries.  The Fund does not seek current income and the income from its investments  will likely be small, so it is not designed for investors needing current income.  Because of its focus on long-term capital appreciation,  the  Fund may be  appropriate  as part of an  investor's  overall retirement planning for investors with a high risk tolerance.  However, the Fund is not a complete investment program.

     Shares of the Fund are designed  for,  and may be  purchased  only by or on behalf of,  separately  managed account ("SMA") clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI
PI and/or a managed  account  program  sponsor as part of a "wrap-fee"  program.
Investors cannot purchase shares directly from the Fund.

Principal Risks of Investing in the Fund

     All  investments  carry risks to some  degree.  The Fund's  investments  in stocks are subject to changes in their  value as a result of market  conditions, economic and political events,  and a number of other factors,  described below.
There is also the risk that poor  security  selection  by the  Fund's  portfolio managers  could  cause  the Fund to  underperform  other  funds  having  similar objectives.  Changes in the market prices of  securities  can occur at any time.
The share prices of the Fund will generally change daily based on changes in the market prices of the securities it holds.

     RISKS OF  INVESTING IN STOCKS.  Because the Fund  invests  primarily in the common stock of foreign  companies,  the value of the Fund's  portfolio  will be affected by changes in the foreign  stock  markets and the special  economic and other  factors  that might  primarily  affect the prices of  particular  foreign markets.  That  volatility  is likely to be even  greater  for stocks  issued by small-cap  and  mid-cap  companies,  in which the Fund may invest a  substantial portion of its assets. Market risk may affect the values of the Fund's portfolio securities  and,  as a result,  the  Fund's  net  asset  values  per share  will fluctuate.

     The prices of individual  stocks  normally do not all move uniformly in the same direction or at the same time.  Different  foreign stock markets may behave differently from each other and from markets in the United States. Additionally, stocks of  issuers  in a  particular  industry  may be  affected  by  changes in economic conditions that affect that industry more than others, or by changes in government  regulations,  availability of basic resources or supplies,  or other events related to that industry.

     Other factors can affect a particular  stock's price, such as poor earnings reports by the issuer,  loss of major customers,  litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

     Special Risks of Small- and Mid-Cap Companies.  These companies may include both established and newer companies.  While newer companies might offer greater opportunities for capital appreciation than larger, more established  companies, they involve  substantially  greater risks of loss and price  fluctuations  than larger, more established issuers.

     Stocks of small- and mid-cap  companies  may have limited  product lines or markets for their products, limited access to financial resources and less depth in management skill than larger, more established companies. Their stocks may be less liquid than those of larger issuers. That means the Fund could have greater difficulty selling the securities at an acceptable price,  especially in periods of market  volatility.  That factor  increases  the  potential for losses to the
Fund. Also, it may take a substantial  period of time before the Fund realizes a gain on an  investment  in the  stock  of a small-  or  mid-cap  company,  if it realizes any gain at all.

     Because  small-cap  equity  securities may be traded  infrequently,  to the extent  that the Fund  invests  a  significant  amount  of its  assets  in those securities,  investors may seek to trade fund shares based on their knowledge or understanding  of the  value of those  types of  securities  (this is  sometimes referred to as "price arbitrage").  Such price arbitrage,  if successful,  might interfere  with the efficient  management  of the Fund's  portfolio to a greater degree  than would be the case for funds that  invest in larger  companies  with
more  liquid  securities.   The  Fund  may  have  difficulty  selling  small-cap
securities at advantageous times or prices to satisfy the liquidity requirements created by large and/or frequent  trading  activity.  Successful price arbitrage
activities   might  also   dilute  the  value  of  fund  shares  held  by  other
shareholders.

     RISKS OF FOREIGN  INVESTING.  While  foreign  securities  may offer special investment opportunities,  there are also special risks. Foreign issuers are not subject to the same accounting and disclosure  requirements that U.S.  companies are subject to. The value of foreign  investments  may be affected by changes in
value  of  a  foreign  currency  against  the  U.S.  dollar,   exchange  control
regulations,  expropriation or  nationalization  of a company's assets,  foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary  policy  (in the U.S.  or  abroad),  or other  political  and  economic factors.

     Currency  Risk.  The Fund can invest in securities  denominated  in foreign currencies  and in  derivative  instruments  linked to foreign  currencies.  The change in value of a foreign  currency  against the U.S. dollar will result in a change in the U.S.  dollar value of securities  denominated  in, or  derivatives linked to, that foreign currency. Currency exchange rate changes can also affect the  U.S.  dollar  value  of any  income  the  Fund  may  receive  from  foreign securities. The Fund may experience more rapid and extreme changes in value than a fund that  invests  exclusively  in  securities  of United  States  issuers or securities that trade exclusively in United States currency.

     Special Risks of Emerging  Markets.  Securities in emerging and  developing markets present risks not found in more mature markets.  Emerging  markets might have less developed trading markets, exchanges and legal and accounting systems, and  investments  in those markets may be subject to greater risks of government restrictions  on withdrawing  the sales proceeds of securities from the country.
Economies  of  developing  countries  may be more  dependent on  relatively  few
industries  that  may  be  highly   vulnerable  to  local  and  global  changes.
Governments may be more unstable and present greater risks of nationalization or restrictions on foreign  ownership of stocks of local  companies.  Securities of companies  in emerging  market  countries  may be more  difficult  to sell at an acceptable  price and their  prices  may be more  volatile  than  securities  of companies in more  developed  markets.  Settlements  of trades may be subject to greater  delays so that the Fund may not  receive  the  proceeds  of a sale of a security on a timely  basis.  Investments  in emerging  market  countries may be speculative.

     Additionally,  if the Fund  invests a  significant  amount of its assets in foreign  securities,  it may be exposed to  "time-zone  arbitrage"  attempts  by investors  seeking  to take  advantage  of the  differences  in value of foreign securities  that might  result  from  events  that occur  after the close of the foreign  securities  market on which a foreign security is traded and before the close of the New York Stock  Exchange  (the  "NYSE"),  when the Fund's net asset value is calculated.  If such  time-zone  arbitrage  were  successful,  it might dilute the  interests of other  shareholders.  However,  the Fund's use of "fair value pricing" to adjust the closing market prices of foreign  securities  under certain  circumstances,  to reflect what the Manager and the Board believe to be their fair value may help deter those activities.

     RISKS OF  NON-DIVERSIFICATION.  The  Fund is  "non-diversified"  under  the
Investment  Company Act of 1940,  as amended  (the  "Investment  Company  Act").
Accordingly,  the Fund is able to invest a greater  portion of its assets in the equity  securities of a single  issuer,  including the  government of any single country or a corporate issuer, than a "diversified" fund. To the extent the Fund invests a relatively high percentage of its assets in the equity securities of a single issuer or a limited number of issuers,  the Fund is subject to additional risk of loss if those issuers experience adverse events or market conditions.

     HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the  overall  risk  profile of the Fund,  and can affect the value of the Fund's investments,  its  investment  performance  and the prices of its shares.  These risks mean that you can lose  money by  investing  in the Fund.  When you redeem your shares,  they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective. The Fund is non-diversified  and may focus its  investments  in the equity  securities  of a
limited  number  of  foreign   issuers,   including   foreign   governments  and
corporations  and will be  vulnerable  to the effects of economic and  political changes  that  affect  those  foreign  countries.  The values of foreign  equity securities,  particularly those of issuers in emerging markets, can be volatile, and the prices of the Fund's shares can go up and down  substantially.  The Fund generally  does not use  income-oriented  investments to help cushion the Fund's total return from changes in stock prices.

     The  Fund is an  aggressive  investment  vehicle,  designed  for  investors willing  to assume  greater  risks in the hope of  achieving  long-term  capital appreciation.  It is likely to be subject to greater  fluctuations  in its share prices than funds that do not invest in foreign securities  (especially emerging market securities) or than funds that focus on debt securities or on both stocks and bonds.

     An  investment  in the Fund is not a deposit of any bank and is not insured or  guaranteed  by the  Federal  Deposit  Insurance  Corporation  or  any  other government agency.

The Fund's Performance

     This prospectus does not include performance information because, as of the date of this prospectus,  the Fund had not commenced operations.  After the Fund has  commenced  investment  operations,  you may  contact  your  adviser  or the
"wrap-fee" program sponsor to obtain the Fund's performance information.  Please remember  that the  Fund is  intended  to be a  long-term  investment,  and that performance  results  are  historical.  Past  performance  (particularly  over a short-term period) is not predictive of future results.

Fees and Expenses of the Fund

     The table below shows the net expenses of the Fund as 0.05%, reflecting the fact that the Manager is absorbing  almost all  expenses of operating  the Fund, and is  waiving  or  reimbursing  any  fees  to the  Fund  except  extraordinary expenses,  transfer  agent  fees  and  fees  paid  to the  Trustees  who are not
"interested  persons"  of  the  Fund  under  the  Investment  Company  Act  (the
"Independent Trustees"). The Fund is an investment option for certain separately managed account strategies offered through certain "wrap-fee" programs sponsored by investment advisers and broker-dealers that are not affiliated with the Fund, the Manager,  the  Sub-Adviser or OFI PI for which OFI PI receives  compensation pursuant to an  investment  management  agreement.  Investors in the  "wrap-fee"
programs pay a "wrap-fee" to the sponsor of the program. Those fees and expenses are not reflected in this prospectus. The "wrap-fee" brochure provided to you by the program sponsor or your advisor includes  information about the fees charged to you by the program sponsor. You should read it carefully.

     The numbers below are based on the Fund's  estimated  expenses,  annualized for its first fiscal year ending September 30, 2007, based on estimated  average daily net assets of $25  million.  Future  expenses  may be higher or lower than those indicated below.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases                      None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends           None

Maximum Contingent Deferred Sales Charge                              None

Redemption Fee                                                        None

Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

Management Fees                                                       0.70%

Distribution and/or Service (12b-1) Fees                              None

Other Expenses(1)                                                     0.19%

Total Annual Operating Expenses                                       0.89%

 Less Fee Waiver/Expense Reimbursement(2)                             0.84%

Net Annual Fund Operating Expenses                                    0.05%

     Examples. The following example is intended to help you compare the cost of investing  in the Fund with the cost of investing  in other  mutual  funds.  The example  assumes  that you  invest  $10,000  in  shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

     The example  applies whether or not you redeem your shares and assumes that your  investment  has a 5% return each year and that the operating  expenses are those shown in the table  above.  Although  your  actual  costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example:

  ----------------------------------
       1 year          3 years
  ----------------------------------
  ----------------------------------
         $5              $16
  ----------------------------------

     1. The amount  under "Other  Expenses"  reflects  the  estimated  amount of transfer agent fees,  custodial  expenses,  accounting and legal  expenses,  and other  expenses  that  would be paid if the  Manager  had not  agreed  to pay or reimburse them.

     2. The Manager has  contractually  agreed to waive all Management  Fees and pay or  reimburse  all  expenses  of the Fund,  except  extraordinary  expenses, transfer agent fees and fees paid to the  Independent  Trustees.  This agreement has no fixed term.  Investors should be aware that even though the Fund does not pay any fees or  expenses  to the  Manager,  investors  will pay a "wrap fee" to their program's sponsor.

About the Fund's Investments

     THE FUND'S PRINCIPAL  INVESTMENT  POLICIES AND RISKS. The allocation of the
Fund's portfolio among different  investments will vary over time based upon the
Sub-Adviser's  evaluation of economic and market  trends.  The Fund's  portfolio might not always include all of the different types of investments  described in this prospectus.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

     The Sub-Adviser seeks to reduce risks by carefully  researching  securities before they are  purchased.  However,  changes in the overall  market  prices of securities  can occur at any time.  The  share  prices of the Fund will  usually change  daily  based on  changes  in the  market  prices of  securities,  market conditions and other economic events.

     The Fund is  non-diversified  and may focus its  investments  in the equity securities  of a limited  number of issuers.  The Fund will not invest more than
25% or more of its  total  assets  in any  one  industry  or  group  of  related industries.  That limit does not apply to securities issued or guaranteed by the
U.S.  government or its agencies and  instrumentalities  or securities issued by other investment companies.

     Foreign Securities.  The foreign securities the Fund can buy include stocks and other equity  securities of companies  organized under the laws of a foreign country or companies  that have a  substantial  portion of their  operations  or assets abroad, or derive a substantial  portion of their revenue or profits from businesses,  investments or sales outside the U.S.  Foreign  securities  include securities  traded  primarily  on  foreign  securities  exchanges  or in foreign over-the-counter  markets. The Fund considers securities of foreign issuers that are represented in the U.S.  securities markets by American  Depository Receipts
("ADRs")  or similar  depository  arrangements  to be "foreign  securities"  for purposes of its investment  allocations.  The Fund can also buy debt  securities issued by foreign companies, but they would primarily be convertible securities.
It can buy debt securities issued by foreign governments or their agencies,  but these are not expected to be a main investment strategy of the Fund.

     The securities markets of foreign countries may be relatively small and may include a limited  number of industries  and issuers.  Additionally,  issuers of foreign  securities  may not be subject to the same degree of regulation as U.S.
issuers.  Reporting,  accounting,  auditing and disclosure  standards of foreign countries may differ  significantly  from U.S.  standards.  Also, foreign taxes, currency  regulations,  or political  changes could adversely  affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other  confiscation in a particular  country,  the Fund could lose its entire
investment  in  foreign  securities   associated  with  that  country.   Adverse
conditions  in a particular  country can  adversely  affect  securities of other countries in the region, including those whose economies appear to be unrelated.
If the  Fund  invests  a  significant  portion  of its  assets  in a  particular geographic region, it will generally have more exposure to the regional economic risks associated with foreign investments.

     CAN THE FUND'S INVESTMENT  OBJECTIVE AND POLICIES CHANGE?  The Fund's Board
of Trustees can change  non-fundamental  investment policies without shareholder approval,  although  significant changes will be described in amendments to this prospectus.  Fundamental  policies  cannot be changed  without the approval of a majority  of  the  Fund's  outstanding  voting  shares.  The  Fund's  investment objective  is  not  a  fundamental  policy.  Investment  restrictions  that  are fundamental policies are listed in the Statement of Additional  Information.  An investment policy is not fundamental  unless this prospectus or the Statement of
Additional Information specifically states that it is fundamental.

     OTHER INVESTMENT STRATEGIES.  To seek its objective,  the Fund may also use the  investment  techniques  and strategies  described  below.  The Fund may not always use all of these techniques and strategies.  Each of these investments or strategies has its own risks,  although some are designed to help reduce overall investment or market risks.  There can be no assurance that the Sub-Adviser will be successful in using these techniques and strategies.

     Derivative  Investments.  Although it does not currently  anticipate  using them to a significant  degree,  the Fund can use "derivative"  investments up to
25% of its net assets to seek  increased  returns or to try to hedge  investment risks. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate, currency or index. In the broadest sense, exchange-traded options, futures contracts,  forward  contracts and other hedging  instruments the Fund might use can be considered "derivative" investments. In addition to using derivatives for hedging,  the Fund  might use  derivative  investments  because  they  offer the potential for increased value,  although it does not currently  anticipate doing so to a significant degree.

     o  There  are  Special  Risks  in  Using  Derivative   Investments.   Using
derivatives can cause the Fund to lose money on its investments  and/or increase the volatility of its share prices.  The value of  derivatives  may be adversely affected  if the  markets  underlying  securities  and  indices  may  move  in a direction not  anticipated  by the  Sub-Adviser.  Interest rate and stock market
changes  in  the  U.S.  and  abroad  may  also  influence  the   performance  of
derivatives. If the issuer of a derivative does not pay the amount due, the Fund can lose money on the investment. Also, the underlying security or investment on which the derivative is based,  and the derivative  itself,  may not perform the way the  Sub-Adviser  expected it to perform.  If that  happens,  the Fund could realize  less  principal  or income from the  investment  than  expected and the
Fund's share prices could decline.  Certain  derivative  investments held by the
Fund may be illiquid.

     Hedging.  To try to reduce the risks of certain  investments,  the Fund can buy and sell futures contracts on broadly-based  securities  indices and foreign currencies,  put and call options,  forward contracts and options on futures and
broadly-based   securities   indices.   These  are   referred   to  as  "hedging
instruments".  The Fund has limits on its use of hedging  instruments and is not required to use them in seeking its investment objective.  The Fund does not use hedging  instruments  for  speculative  purposes.  The Fund  might  use  forward contracts to hedge foreign currency risks when buying and selling securities. It does not currently anticipate using other types of hedging extensively.

     There are special  risks in  particular  hedging  strategies.  For example, options  trading  involves the payment of premiums  and can  increase  portfolio turnover.  If a covered call  written by the Fund is exercised on an  investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize the  increase in the value of the security above the call price.

     If the  portfolio  managers use a hedging  instrument  at the wrong time or judge market conditions incorrectly, the hedge might fail and the strategy could reduce the Fund's return or cause a loss. The Fund could also experience  losses if the prices of its futures and options  positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

     Convertible  Securities.  While the Fund  emphasizes  investments in common stocks,  it  can  also  buy  securities  convertible  into  common  stock.  Many convertible  securities are a form of debt security,  but the portfolio managers regard some of them as "equity  substitutes"  because of their feature  allowing them to be converted into common stock.  Convertible debt securities are subject to credit  risk,  which is that risk that the issuer of a security may be unable to make  interest or  principal  payments on the security as they become due. If the issuer  fails to pay  interest,  the Fund's  income  might be reduced and if there is a downgrade  in an  issuer's  credit  rating the value of the  issuer's securities  can be reduced.  Convertible  debt  securities  are also  subject to interest rate risk, which is the risk that when prevailing  interest rates rise, the values of  already-issued  debt securities  generally fall. The Fund can buy below-investment-grade  convertible  debt  securities  that  may be  subject  to greater  market  fluctuations  and greater risks of loss of income and principal than investment-grade  securities. The Fund does not expect that its holdings of convertible securities (or other debt securities) will represent more than 5% of its total assets.

     Investing  in Special  Situations.  At times the Fund might use  aggressive investment  techniques.  These might  include  seeking to benefit  from what the portfolio  managers  perceive  to be  "special  situations,"  such  as  mergers, reorganizations  or other unusual events expected to affect a particular issuer.
However,  there is a risk in investing in special  situations that the change or event might not occur,  which  could have a negative  impact on the price of the issuer's securities.  The Fund's investment might not produce the expected gains or could incur a loss for the portfolio.

     Investing  in Small,  Unseasoned  Companies.  The Fund can invest in small, unseasoned companies. These are companies that have been in continuous operation for less than three years,  including the operations of any predecessors.  These securities may have limited  liquidity (which means the Fund may have difficulty selling  them at an  acceptable  price when it wants to) and their prices may be very volatile, especially in the short term.

     Investing in Domestic  Securities.  The Fund does not expect to invest more than 20% of its net assets in  securities  of U.S.  issuers  under normal market conditions.  However,  it can hold common and preferred stocks of U.S. companies as well as their debt  securities,  and can also  invest in U.S.  corporate  and government debt securities for defensive and liquidity purposes.

     Illiquid and Restricted  Securities.  Investments  may be illiquid  because they do not have an active trading market,  making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their  resale to other  investors  or may require  registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.
Certain  restricted  securities  that  are  eligible  for  resale  to  qualified institutional  purchasers  may not be subject  to that  limit.  The  Sub-Adviser monitors  holdings  of  illiquid  securities  on an ongoing  basis to  determine whether to sell any holdings to maintain adequate liquidity.

     Investments in  Oppenheimer  Institutional  Money Market Fund.  Although it
does not currently  anticipate  doing so to a significant  extent,  the Fund can invest its free cash  balances  in Class E shares of  Oppenheimer  Institutional
Money Market Fund, to provide liquidity or for defensive purposes.  The Fund may invest in  Oppenheimer  Institutional  Money Market Fund rather than  purchasing individual  short-term  investments if the portfolio  managers believe that fund will have a higher  yield  than the Fund  could  obtain on its own.  Oppenheimer
Institutional Money Market Fund is a registered  open-end management  investment company,  regulated as a money market fund under the Investment  Company Act and is part  of the  Oppenheimer  Family  of  Funds.  It  invests  in a  variety  of short-term, high-quality,  dollar-denominated money market instruments issued by
the  U.S.  Government,  domestic  and  foreign  corporations,   other  financial
institutions,  and other entities that may have a higher rate of return than the investments  that would be  available  to the Fund  directly.  At the time of an
investment,   the  Fund  cannot  predict  what  the  yield  of  the  Oppenheimer
Institutional  Money  Market  Fund will be and the return on such an  investment may, in some cases,  be lower than the return that would have been  derived from other types of investments that could provide liquidity.  As a shareholder,  the
Fund will be subject to its  proportional  share of the expenses of  Oppenheimer
Institutional Money Market Fund's Class E shares, including its advisory fee.

     Non-Diversification.  The Fund is  classified as a  "non-diversified"  fund under the  Investment  Company  Act.  Accordingly,  the Fund is able to invest a greater portion of its assets in the equity securities of a single issuer than a
"diversified"  fund could,  which  provides the Fund with  greater  flexibility.
However,  the Fund intends to diversify its  investments so that it will qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to so qualify).

     Temporary  Defensive  and  Interim  Investments.  In times of  unstable  or adverse market, economic or political conditions, the Fund can invest up to 100%
of its assets in temporary defensive  investments that are inconsistent with the
Fund's principal investment  strategies.  Generally,  these investments would be cash equivalents  (such as commercial paper in the top two rating  categories of national  rating  organizations),  money  market  instruments,  short-term  debt securities,  U.S. government  securities,  or repurchase agreements but can also include other  investment-grade debt securities.  The Fund might also hold these types of securities as interim  investments  pending the  investment of proceeds from the sale of Fund  shares or  portfolio  securities  or to meet  anticipated redemptions of Fund shares.  To the extent the Fund invests in these securities, it might not achieve its investment objective.

     Portfolio Turnover. Although the Fund seeks long-term capital appreciation, it may  engage in active  and  frequent  trading  while  trying to  achieve  its objective  and as a result,  have a portfolio  turnover  rate in excess of 100%.
Increased  portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce  performance).  Additionally,  securities  trading  can cause the Fund to realize gains that are generally  distributed to shareholders, increasing their taxable distributions.

How the Fund Is Managed

     THE MANAGER.  The Manager is responsible for the day-to-day business of the
Fund. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the
Manager  and  describes  the  expenses  that the Fund is  responsible  to pay to conduct its business.

     The Manager has been an investment  adviser since 1960. The Manager and its subsidiaries and controlled  affiliates managed more than $245 billion in assets as of March 31, 2007, including other Oppenheimer funds with more than 6 million shareholder accounts.  The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

     Advisory  Fees.  The Manager has  contractually  agreed to waive the entire amount  of its  advisory  fee and the Fund  does not pay any  other  fee for the
Manager's  services.  A portion  of the  "wrap-fee"  that  investors  pay to the
"wrap-fee" program sponsor may be attributed to the management of the Fund.

     The  Sub-Adviser.   The  Manager  has  retained  the  Sub-Adviser,   Baring
International Investment Limited, to provide day-to-day portfolio management for the Fund. The Sub-Adviser  has operated as an investment  adviser since 19XX and is located at 155 Bishopsgate, London, EC2M 3XY, United Kingdom. The Sub-Adviser
is a subsidiary of Baring Asset  Management  Limited,  which,  together with its affiliates  and  subsidiaries,  managed over $ 43 billion in assets on behalf of clients located around the world as of March 31, 2007.

     Sub-Advisory  Fees.  The Manager,  not the Fund,  pays the  Sub-Adviser  an annual  fee  under  the  Sub-Advisory  Agreement  between  the  Manager  and the
Sub-Adviser.  The Manager will pay the Sub-Adviser,  in proportion to the Fund's assets comprising the "wrap-fee"  strategy, a fee equal to 50% of the investment management fee collected by OFI PI, pursuant to investment management agreements with clients or managed  account program  sponsors,  who have retained OFI PI as part of a "wrap-fee" program.

     A discussion regarding the basis for the Board of Trustees' approval of the
Fund's investment  advisory and Sub-Advisory  contracts will be available in the
Fund's  Semi-Annual Report to shareholders for the fiscal period ending June 30,
2007.

     Portfolio Managers. The Fund's portfolio is managed by a team of investment professionals  including  Christopher J.D. Lees, CFA and Nudgem Richyal, CFA who
are  primarily   responsible  for  the  day-to-day   management  of  the  Fund's
investments.

     Mr. Lees has been a member of the  Sub-Adviser's  Global Equity Group since its inception in 2002 and was named the head of Global Sector Teams in 2002. Mr.
Lees joined the Sub-Adviser in 1990,  working with the Fixed Income Team, the UK
Equity Team, and then the UK Asset  Allocation  Team.  From 1994 until 2002, Mr.
Lees was a member of the  Sub-Adviser's  US Equity  Team.  He has also served as lead manager for the Baring  American  Growth Trust and the Baring North America
Fund and as the Head of the Consumer  Discretionary Global Sector Team. He is an
Investment Manager responsible for EAFE and Global portfolios.

     Mr.  Richyal is a member of both the Global  Equity Group and the Strategic
Policy  Group's  Country-Sectors  Sub-Group.  Mr.  Richyal is the manager of the
Latin America Fund and is the back-up manager for the Global  Resources Fund. He is also responsible for portfolios  benchmarked to EAFE and Global indices.  Mr.
Richyal  joined  Baring  Asset   Management  in  2000  from  Hill  Samuel  Asset
Management, where he worked as a research analyst for the Global Strategy Team.

     The Statement of Additional  Information  provides  additional  information about the portfolio manager's compensation, other accounts they manage and their ownership of Fund shares.

INVESTING IN THE FUND

How to Buy and Sell Shares

     How Are Shares Purchased? Shares of the Fund may be purchased only by or on behalf of separately  managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed  account  program  sponsor as part of a  "wrap-fee"  program.  In most cases,  purchase  orders  are made  based on  instructions  from OFI PI,  in its capacity as  investment  adviser or  sub-adviser  to your wrap  account,  to the broker-dealer  who executes  trades for your account.  OFI PI is an affiliate of the Fund and the  Manager.  Individual  investors  cannot buy shares of the Fund directly.

     Purchase  orders are processed at the net asset value (NAV) next calculated after the broker-dealer  receives the order on behalf of the client account. The broker-dealer  must  receive  the  order by the time the NYSE  closes,  which is normally  4:00 p.m.  Eastern  time.  If your order is received on a day when the
NYSE is closed or after it has closed,  the order will receive the next offering price that is determined.

     The   Fund's   distributor,   OppenheimerFunds   Distributor,   Inc.   (the
"Distributor"),  may appoint  servicing agents to accept purchase and redemption orders. The Distributor,  in its sole discretion,  may reject any purchase order for the Fund's shares.

     Dealers   that  perform   account   transactions   for  their   clients  by
participating in NETWORKING through National Securities Clearing Corporation are
responsible   for  obtaining   their   clients'   permission  to  perform  those
transactions,  and are responsible to their clients who are  shareholders of the
Fund if the dealer performs any transaction erroneously or improperly.

     For  more  information  about  your  investment  in a  "wrap-fee"  program, including any minimum  initial and additional  investments,  please refer to the
"wrap-fee" brochure provided to you by the program sponsor or your advisor.

     Information  about  your  investment  in the Fund  through  the  applicable separately  managed account "wrap-fee" program can be obtained from your advisor or the wrap  program  sponsor.  Information  about the Fund may also be obtained from OFI PI.  Instructions  for buying or selling your wrap account  investment, including  shares of the Fund,  should be given to your financial  advisor,  not directly to the Fund or its Transfer Agent.

     How Are Shares Redeemed? In most cases, redemption orders are made based on instructions  from OFI PI, in its capacity as investment  adviser or sub-adviser to your wrap account, to the broker-dealer who executes trades for your account.
Redemption  orders  are  processed  at the NAV next  calculated  after  they are received  in proper  form and  accepted by the  Transfer  Agent.  To receive the redemption  price  calculated on a particular,  regular business day, your order must be received by the Transfer Agent by the close of business of the NYSE that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days.

     Redemption  proceeds will ordinarily  remain in a shareholder's  "wrap-fee"
account and may be  reinvested at the  discretion  of OFI PI or on  instructions from your wrap fee  adviser.  The Fund  normally  sends  payment to the wrap fee account the day after the Fund  receives the order (and no later than seven days after the Fund's receipt of the order). Under unusual  circumstances  determined by the Securities and Exchange Commission (the "SEC"), payment may be delayed or suspended.

     The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible  investor as described above or as otherwise  described in the Statement of Additional Information. Each investor, by purchasing shares, agrees to any such redemption.

     The redemption price for shares will vary from day to day because the value of the securities in the Fund's  portfolio  fluctuates.  The redemption value of your  shares may be more or less than the amount  that you  originally  paid for them.

     Shares may be "redeemed  in kind" under  unusual  circumstances,  such as a lack of cash in the Fund's  portfolio to meet  redemptions.  This means that the redemption  proceeds  will be paid to you in liquid  securities  from the Fund's portfolio.  If the Fund  redeems your shares in kind,  you may bear  transaction costs and will bear market  risks until such time as you convert the  securities into cash.

     AT WHAT PRICE ARE SHARES SOLD? When you buy shares of the Fund, you pay the
NAV. This is the "offering  price" of the shares.  There are no initial or asset based sales  charges.  The offering  price that  applies to a purchase  order is based  on the next  calculation  of the NAV per  share  that is made  after  the purchase  order  is  received,  either  by the  Distributor  at its  offices  in
Colorado, or by any agent appointed by the Distributor to receive orders.

     Net Asset Value.  The Fund  calculates its NAV per share as of the close of the  NYSE  on each  day  the  NYSE is  open  for  trading  (referred  to in this prospectus as a "regular  business day"). The NYSE normally closes at 4:00 p.m.,
Eastern time, but may close earlier on some days.

     The NAV per share on a regular  business day is  determined by dividing the value of the Fund's net assets by the number of shares  outstanding on that day.
To determine the NAV,  Fund assets are valued  primarily on the basis of current market quotations.  If market quotations are not readily available or if, in the
Manager's judgment,  they do not accurately reflect the fair value of a security or a security's value has been materially affected by events occurring after the close of the market in which the security is principally  traded,  that security may be valued by another method that the Board of Trustees  believes  accurately reflects its fair value.  Because some foreign  securities trade in markets that operate on weekends and U.S. holidays,  the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

     The Board has adopted  valuation  procedures for the Fund and has delegated the day-to-day  responsibility  for fair value  determinations  to the Manager's
Valuation  Committee.  Fair value  determinations by the Valuation Committee are subject to review,  approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market  prices are readily  available  and  reliable,  the Manager  monitors the information  it receives in the  ordinary  course of its  investment  management responsibilities  for  significant  events  that it  believes in good faith will affect the market prices of the securities  held by the Fund.  Those may include events  affecting  specific  issuers  (for  example,  a halt in  trading  of the securities  of an  issuer  on an  exchange  during  the  trading  day) or events affecting a  particular  securities  market or markets (for  example,  a foreign securities  market  closes early because of a natural  disaster).  The Fund uses fair value pricing procedures to reflect what the Manager and the Board,  acting through the  Valuation  Committee,  believe to be more  accurate  values for the
Fund's  portfolio  securities,  although it may not always be able to accurately determine such values.  There can be no assurance that the Fund could obtain the fair  value  assigned  to a  security  if  it  were  to  sell  the  security  at approximately  the same time at which the Fund  determines its NAV per share. In addition,  the discussion of "time-zone  arbitrage"  describes  effects that the
Fund's fair value pricing policy is intended to counteract.

     If, after the close of the principal market on which a security held by the
Fund is traded and  before the time as of which the Fund's net asset  values are calculated  that day, an event occurs that the Manager learns of and believes in the exercise of its judgment  will cause a material  change in the value of that security from the closing price of the security on the principal market on which it is traded,  the Manager will use its best  judgment to determine a fair value for that security.

     The Manager  believes  that  foreign  securities  values may be affected by volatility  that  occurs in U.S.  markets  on a  trading  day after the close of foreign securities markets.  The Manager's fair valuation  procedures  therefore include a procedure  whereby foreign  securities  prices may be "fair valued" to take those factors into account.

     Market Timing Policy.  In general,  the practice of "market  timing," which includes  short-term  or  excessive  trading of fund  shares  and other  abusive trading practices, may have a detrimental effect on a fund and its shareholders.
Depending  upon  various  factors  such as a fund's  size and the  amount of its assets maintained in cash, market timing by a fund's  shareholders may interfere with the efficient management of a fund's portfolio,  increase transaction costs and taxes, and harm the performance of a fund and its shareholders' investments.

     The Fund does not offer an exchange policy, and therefore is not subject to excessive  exchange activity or the limitations on exchanges that apply to other funds and because all purchase and redemption  orders for the Fund are initiated by the advisers to the "wrap-fee" accounts,  wrap account investors are not able to submit purchase and redemption orders or directly trade in Fund shares.  Fund shares  may be  purchased  or  redeemed  on a  frequent  basis  for  rebalancing purposes,  however,  or in order to invest new monies  (including  dividends  or distributions  received  in a wrap  account)  or to  accommodate  reductions  in account size. The Distributor  monitors the Fund's trading  activity and has the
ability  to  reject  any  purchase  order  that  the  Distributor   believes  is
inconsistent with "wrap-fee"  program  investment  allocation  strategies or any purchase order that would adversely affect the Fund or its shareholders.

     Payments to Financial  Intermediaries and Service Providers. The Manager or
its  affiliates,  in  their  discretion,  may pay  dealers  or  other  financial
intermediaries  and  service  providers  for  distribution   and/or  shareholder
servicing  activities.  These  payments  are  made out of the  Manager's  or its affiliates' own resources.  These cash payments,  which may be substantial,  are paid to many  firms  having  business  relationships  with  the  Manager  or its affiliates.  These  payments  by the  Manager or its  affiliates  from their own resources  are not  reflected  in the  tables in the  section  called  "Fees and
Expenses of the Fund" in this prospectus because they are not paid by the Fund.

     In general,  these payments to financial  intermediaries can be categorized
as    "distribution-related"    or    "servicing"    payments.    Payments   for
distribution-related  expenses,  such as marketing or promotional expenses,  are often referred to as "revenue  sharing." Revenue sharing payments may be made on the basis of the sales of shares  attributable  to that dealer,  the average net assets of the Fund and other Oppenheimer  funds  attributable to the accounts of that dealer and its  clients,  negotiated  lump sum  payments  for  distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial  intermediary  or its representatives  to recommend  or offer shares of the Fund or other  Oppenheimer funds  to its  customers.  These  payments  also  may  give an  intermediary  an incentive to cooperate with the wrap-fee program sponsor's  marketing efforts. A revenue sharing payment may, for example,  qualify the Fund for preferred status with the intermediary  receiving the payment or provide  representatives  of the wrap-fee program sponsor with access to  representatives  of the  intermediary's sales force,  in some cases on a preferential  basis over funds of  competitors.
The Manager does not consider a financial  intermediary's  sale of shares of the
Fund or other  Oppenheimer  funds  when  selecting  brokers or dealers to effect portfolio transactions for the funds.

     Portfolio  Holdings.  The Fund's  portfolio  holdings  will be  included in semi-annual  and annual reports that are distributed to shareholders of the Fund within 60 days  after the close of the  period  for which  such  report is being made.  The Fund also  discloses  its  portfolio  holdings in its  Statements  of
Investments  on Form N-Q,  which are  filed  with the SEC no later  than 60 days after the close of its first and third fiscal  quarters.  These required filings are publicly  available at the SEC.  Therefore,  portfolio  holdings of the Fund will be made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

     A description  of the Fund's  policies and  procedures  with respect to the disclosure of its portfolio holdings is available in the Statement of Additional
Information.

     Patriot Act Anti-Money  Laundering  Requirements.  The USA Patriot Act (the
"Patriot  Act"),  requires all financial  institutions  to obtain,  verify,  and record  information that identifies each person or entity that opens an account.
The Patriot Act is intended to prevent the use of the U.S.  financial  system in furtherance of money laundering, terrorism or other illicit activities. The Fund intends to rely on the "wrap-fee"  program  sponsor and your adviser to make the determinations  required  by the  Patriot  Act.  The Fund  reserves  the  right, however, to request identifying  information,  including your name, your date of birth (for a natural person), your residential street address or principal place of business,  your Social Security Number or Employer  Identification Number, or
other government issued  identification.  Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer
Agent may use the  information to verify the identity of investors or the status of financial  advisors and may reject  purchase  orders or redeem any amounts in the Fund if they are unable to do so. The Fund may also place  limits on account transactions  while it is in the process of attempting to verify your  identity.
It is the Fund's policy to cooperate  fully with  appropriate  regulators in any investigations  conducted with respect to potential money laundering,  terrorism or other illicit activities.

Dividends, Capital Gains and Taxes

     DIVIDENDS. The Fund intends to declare dividends from net investment income each regular  business day and pay those  dividends  quarterly.  Daily dividends will not be declared or paid on newly  purchased  shares until Federal funds are available to the Fund from the purchase payment for the shares.  The Fund has no fixed  dividend  rate  and  cannot  guarantee  that it will  pay any  dividends.
Dividends (and any capital gains  distributions) will be paid to your "wrap-fee"
account.  Dividends will remain invested in a shareholder's  "wrap-fee"  account and  may be  reinvested  in  shares  of the  Fund  or  other  securities  at the discretion of OFI PI or on instructions from your "wrap fee" adviser.

     CAPITAL GAINS.  The Fund may realize capital gains on the sale of portfolio securities.  If it does, it may make  distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental  distributions of dividends and capital gains  following the end of its fiscal year.  There can be no  assurance  that the Fund will pay any capital  gains  distributions  in a particular year.

     TAXES.  If your shares are not held in a tax-deferred  retirement  account, you should be aware of the following tax  implications of investing in the Fund.
Distributions  are subject to federal  income tax and may be subject to state or local taxes.  Dividends  paid from  short-term  capital gains and net investment income are generally  taxable as ordinary  income.  Long-term  capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares.

     Although  dividends are generally  taxable as ordinary  income,  individual shareholders who satisfy certain holding period and other requirements are taxed on such  dividends  at  long-term  capital  gain  rates to the  extent  that the dividends are attributable to "qualified  dividend income" received by the Fund.
"Qualified  dividend income" generally  consists of dividends received from U.S.
corporations  (other than dividends  received from tax-exempt  organizations and certain  dividends  from real  estate  investment  trusts  and  other  regulated investment companies) and from certain foreign corporations.

     Every  year the Fund  will  send you and the  Internal  Revenue  Service  a statement  showing the amount of any taxable  distribution  you  received in the previous year. Any long-term capital gains will be separately  identified in the tax information the Fund sends you after the end of the calendar year.

     The Fund intends to qualify each year as a "regulated  investment  company"
under the Internal Revenue Code, but reserves the right not to qualify. The Fund itself, as a regulated investment company, will not be subject to federal income taxes  on any  of  its  income,  provided  that  it  satisfies  certain  income, diversification and distribution requirements.

     If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year,  the Fund may elect under the Internal  Revenue Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

     "Backup  withholding"  of federal income tax may be applied against taxable dividends,  distributions  and  redemption  proceeds if you fail to furnish your correct,  certified Social Security or Employer Identification Number, or if you
under-report your income to the Internal Revenue Service.

     Avoid "Buying a Distribution."  If shares are purchased for your account on or just before the ex-dividend  date, or just before the Fund declares a capital gains distribution,  you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

     Remember,  There May be Taxes on  Transactions.  Because  the Fund's  share price fluctuates,  you may have a capital gain or loss when your shares are sold or redeemed. A capital gain or loss is the difference between the price you paid for the shares and the price you received  when you sold or redeemed  them.  Any capital gain is subject to capital gains tax.

     Returns of Capital Can Occur. In certain cases,  distributions  made by the
Fund may be considered a non-taxable return of capital to shareholders.  If that occurs, it will be identified in notices to shareholders.

     This   information  is  only  a  summary  of  certain  federal  income  tax information  about your  investment.  You should  consult  with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

     Financial  information for the Fund is not provided because, as of the date of this prospectus, the Fund had not commenced operations.

INFORMATION AND SERVICES

More Information on Oppenheimer Baring SMA International Fund
     The following  additional  information  about the Fund is available without charge upon request:

     STATEMENT OF  ADDITIONAL  INFORMATION.  This document  includes  additional information about the Fund's investment policies,  risks, and operations.  It is incorporated by reference into this  prospectus,  which means it is legally part of this prospectus.

     ANNUAL AND SEMI-ANNUAL  REPORTS.  The Fund has not yet commenced operation.
Information  about the Fund's  investments and performance  will be available in the Fund's Annual and  Semi-Annual  Reports to  shareholders.  The Annual Report will include a discussion of market  conditions and investment  strategies  that significantly affected the Fund's performance during its last fiscal year.

     How to Get More  Information  You can request the  Statement of  Additional
Information,  the Annual and  Semi-Annual  Reports,  the notice  explaining  the
Fund's privacy policy and other  information about the Fund or your account from your financial advisor or "wrap-fee"  program sponsor or by calling OFI PI, toll free, at 1.800.453.9989.

     Information   about  the  Fund   including   the  Statement  of  Additional
Information   can  be  reviewed  and  copied  at  the  Securities  and  Exchange
Commission's  Public  Reference  Room in  Washington,  D.C.  Information  on the
operation of the Public Reference Room may be obtained by calling the Securities and Exchange  Commission at 1.202.551.8090.  Reports and other information about the Fund will be available on the EDGAR  database on the Securities and Exchange
Commission's  Internet  website at  www.sec.gov.  Copies may be  obtained  after payment  of a  duplicating  fee by  electronic  request  at the  Securities  and
Exchange  Commission's e-mail address:  publicinfo@sec.gov  or by writing to the
Securities and Exchange Commission's Public Reference Section,  Washington, D.C.
20549-0102.

     No one has been authorized to provide any information  about the Fund or to make any  representations  about the Fund other than what is  contained  in this prospectus.  This  prospectus is not an offer to sell shares of the Fund,  nor a solicitation  of an offer to buy shares of the Fund,  to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-21915    The Fund's shares are distributed by:
PR0___.001.___07                      [logo] OppenheimerFunds Distributor, Inc.
Printed on recycled paper

Oppenheimer Baring SMA International Fund

6803 S. Tucson Way, Centennial, CO 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated _________, 2007

      This  Statement of  Additional  Information  is not a  prospectus.  This document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  ___________,  2007.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,
Colorado  80217,  or by calling the  Transfer  Agent at the  toll-free  number shown above, or by downloading it from the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

Contents
                                                                          Page
About The Fund................................................................
Additional Information About The Fund's Investment Policies And Risks.........
      The Fund's Investment Policies..........................................
      Investments in Equity Securities........................................
      Convertible Securities..................................................
      Rights and Warrants.....................................................
      Other Investment Techniques and Strategies..............................
      Other Investment Restrictions...........................................
      Disclosure of Portfolio Holdings........................................
How the Fund is Managed.......................................................
      Organization and History................................................
      Classes of Shares.......................................................
      Meetings of Shareholders................................................
      Shareholder and Trustee Liability.......................................
      Board of Trustees and Oversight Committees..............................
      Trustees and Officers of the Fund.......................................
      Biographical Information................................................
      Remuneration of the Officers and Trustees...............................
      Retirement Plan for Trustees............................................
      Deferred Compensation Plan..............................................
      Major Shareholders......................................................
      The Manager.............................................................
      Code of Ethics..........................................................
      Portfolio Proxy Voting..................................................
      The Investment Advisory Agreement.......................................
      Portfolio Manager.......................................................
      Other Accounts Managed by the Portfolio Manager.........................
      Compensation of the Portfolio Manager...................................
      Ownership of Fund Shares................................................
Brokerage Policies of the Fund................................................
      Brokerage Provisions of the Investment Advisory Agreement...............
      Brokerage Practices Followed by the Manager.............................
Payments to Fund Intermediaries...............................................
About Your Account............................................................
      How to Buy Shares.......................................................
      Determination of Net Asset Value Per Share..............................
      Securities Valuation....................................................
      Cancellation of Purchase Orders.........................................
      How to Sell Shares......................................................
      Sending Redemption Proceeds by Federal Funds Wire.......................
      Payments "In Kind"......................................................
      Involuntary Redemptions.................................................
Dividends, Capital Gains and Taxes............................................
Additional Information About the Fund.........................................
      The Distributor.........................................................
      The Custodian...........................................................
      The Transfer Agent......................................................
      Report of Independent Registered Public Accounting Firm.................
      Legal Counsel...........................................................

About THE FUND

      Additional Information About The Fund's Investment Policies And Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information ("SAI") contains supplemental information about those policies and risks and the types of securities that the Fund's portfolio managers can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

      The Fund's Investment Policies.   The composition of the Fund's
portfolio and the techniques and strategies that the Fund's portfolio managers, who are employed by Baring Asset Management, Inc. (the
"Sub-Adviser") may use in selecting portfolio securities will vary over time.  The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective.  It may use some of the investment techniques and strategies at some times or not at all.

      In selecting securities for the Fund's portfolio, the portfolio managers evaluate the merits of particular equity and fixed income investments primarily through the exercise of its own investment analysis.
This process may include, among other things, evaluation of the issuer's historical operations, prospects for the industry of which the issuer is part, the issuer's financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuer's business, and legislative proposals that might affect the issuer.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      |X|   Investments in Stocks and Other Equity Securities. The Fund
focuses its investments in common stocks of foreign companies, but it can invest in other equity securities. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock.

      Current income is not a criterion used to select portfolio securities.
However, certain debt securities can be selected for the Fund's portfolio for defensive purposes. The Fund can also buy debt securities that the
Sub-Adviser believes might offer some opportunities for capital appreciation when stocks are disfavored, including convertible securities as discussed below.

      Securities of newer companies might offer greater opportunities for capital appreciation than securities of large, more established companies.
However, these securities also involve greater risks than securities of more established companies.

      The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore may invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund may have substantial amounts of its assets invested in securities of issuers in one or more capitalization ranges, based upon the
Sub-Adviser's use of its investment strategies and its judgment of where the best market opportunities are to seek the Fund's objective.

      At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

      |X|   Convertible Securities. Convertible securities are debt
securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security: it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security. Convertible securities are subject to credit risks and interest rate risk as discussed below under "Investing in Debt Securities."

      While many convertible securities are a form of debt security, in some cases their conversion feature (allowing conversion into equity securities)
causes the Sub-Adviser to regard them more as "equity equivalents". In those cases, the credit rating assigned to the security has less impact on the
Sub-Adviser's investment decision than in the case of non-convertible fixed income securities. To determine whether convertible securities should be regarded as "equity equivalents", the Sub-Adviser examines the following factors:
(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
            (considering the effect of conversion of the convertible
            securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute", providing the ability to participate in any
            appreciation in the price of the issuer's common stock.

      |X|   Rights and Warrants. The Fund can invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

      |X|         Preferred Stocks. Preferred stocks are equity securities
but have certain attributes of debt securities. Preferred stock, unlike common stock, has a stated dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before the issuer can pay dividends on common shares.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stocks may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity which can have a negative effect on their prices when interest rates decline. Preferred stock may be
"participating" stock, which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

      Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital as debt securities and may not offer the same degree of assurance of continued income as debt securities. The rights of preferred stock on distribution of a corporation's assets in the event of its liquidation are generally subordinate to the rights associated with a corporation's debt securities. Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of its liquidation.

      Foreign Securities. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the
United States and of governments other than the U.S. government. "Foreign securities" also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. Those securities may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets, and foreign currencies, are considered "foreign securities" for the purpose of the Fund's investment allocations. They are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      The amount of the Fund's assets invested in securities of issuers in a particular country will vary over time, based upon the Sub-Adviser's evaluation of the investment merits of particular issuers as well as the market and economic conditions in a particular country or region. Factors that might be considered could include, for example, a country's balance of payments, inflation rate, economic self-sufficiency, and social and political factors.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period that was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets.

      Foreign Debt Obligations. The debt obligations of foreign governments and their agencies and instrumentalities may or may not be supported by the full faith and credit of the foreign government. The Fund can buy securities issued by certain "supra-national" entities, which include entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for Reconstruciton and
Development (commonly called the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

      The governmental members of these supra-national entities are
"stockholders" that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supra-national entity's linding activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

o     Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates, currency devaluation or currency control regulations
                  (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to
                  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
                  U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     foreign exchange contracts;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes on interest and dividends;
o     possibilities in some countries of expropriation, nationalization, confiscatory taxation, political, financial or social
                  instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

o     Special Risks of Emerging Markets. Emerging and developing markets abroad may also offer special opportunities for investing but have greater risks than more developed foreign markets. There may be even less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

      Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by Internal
Revenue Codess.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

      Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, depending on market conditions. The Fund may have a portfolio turnover rate of more than 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the
Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the
Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other Investment Techniques and Strategies. In seeking its objective, the
Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

      Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They might have a limited trading market, which could adversely affect the Fund's ability to dispose of them and can reduce the price the
Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund has no limit on the amount of its net assets that may be invested in those securities.

      Investing in Debt Securities. While the Fund does not invest for the purpose of seeking current income, at times the Fund can invest in debt securities, including the convertible debt securities described above under the description of equity investments. Debt securities also can be selected for investment by the Fund for defensive purposes, as described below. For example, when the stock market is volatile, or when the portfolio managers believe that growth opportunities in stocks are not attractive, certain debt securities might not only offer defensive opportunities but also some opportunities for capital appreciation.

      The Fund's debt investments can include corporate bonds and notes of foreign or U.S. companies, as well as U.S. and foreign government securities.
It is not expected that this will be a significant portfolio strategy of the
Fund under normal market circumstances, and the Fund normally does not intend to invest more than 5% of its total assets in debt securities. Foreign debt securities are subject to the risks of foreign investing described above. In general, domestic and foreign fixed- income securities are also subject to two additional types of risk: credit risk and interest rate risk.

o     Credit Risk. Some of the special credit risks of debt securities are discussed in the Prospectus. For lower-grade debt securities there is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency.
An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risks of foreign investing discussed in the Prospectus and in this Statement of
Additional Information.

      However, the Fund's limitations on buying these investments may reduce the risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors.

o     Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

      Fluctuations in the market value of fixed-income securities after the
Fund buys them will not affect the interest income payable on those securities (unless the security pays interest at a variable rate pegged to interest rate changes). However, those price fluctuations will be reflected in the valuations of the securities, and therefore the Fund's net asset values will be affected by those fluctuations.

o     Special Risks of Lower-Grade Securities. While the Fund can invest in higher-yielding lower-grade debt securities (that is, securities below investment grade), its debt investments will generally be investment grade.
Those are securities rated in the four highest rating categories of Moody's
Investors Service ("Moody's"), Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc. ("Standard and Poor's") and Fitch, Inc.
("Fitch"), or having equivalent ratings from other nationally recognized rating agencies or, in the case of unrated securities, comparable ratings assigned to a security by the Sub-Adviser.

      Lower-grade debt securities are those rated below investment grade, which means they have a rating lower than "Baa" by Moody's or lower than
"BBB" by Standard & Poor's or Fitch or similar ratings by other nationally recognized rating organizations. If they are unrated, and are determined by the Sub-Adviser to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in debt securities as stated above.

      The Fund can invest in securities rated as low as "C" or "D" or which are in default when the Fund buys them. Securities rated "Baa" by Moody's or
"BBB" by Standard & Poor's are considered investment grade but may be subject to greater market fluctuations and risks of loss of income and principal than higher-grade securities. They may be considered to have speculative elements.
Definitions of the debt security ratings categories of Moody's, Standard &
Poor's and Fitch are included in Appendix C to this Statement of Additional
Information.

      The Fund can also buy unrated securities to which the Sub-Adviser assigns a rating based upon its evaluation of the yield and risks of comparable rated securities. The Fund is not obligated to dispose of a security if the rating is reduced after the Fund buys the security, but the
Sub-Adviser will monitor those securities to determine whether they should be retained in the Fund's portfolio.

      Investing in Cyclical Opportunities. The Fund might also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Sub-Adviser believes they have growth potential. For example, when the economy is expanding,
companies in the consumer durables and technology sectors might benefit and present long-term growth opportunities. The Fund focuses on seeking growth over the long term but might seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries. There is the risk that those securities can lose value when the issuer or industry is out of favor in the business cycle.

      |X|   Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for defensive purposes.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's policy limits on holding illiquid investments, described below. The Fund cannot enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the
Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act of 1940 (the "Investment Company Act,") are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission ("SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

o     Reverse Repurchase Agreements. The Fund can use reverse repurchase agreements on debt obligations it owns. Under a reverse repurchase agreement, the Fund sells an underlying debt obligation and simultaneously agrees to repurchase the same security at an
agreed-upon price at an agreed-upon date. The Fund will identify on its books liquid assets in an amount sufficient to cover its obligations under reverse repurchase agreements, including interest, until payment is made to the seller.

      These transactions involve the risk that the market value of the securities sold by the Fund under a reverse repurchase agreement could decline below the price at which the Fund is obligated to repurchase them.
These agreements are considered borrowings by the Fund and will be subject to the asset coverage requirement under the Fund's policy on borrowing discussed below.

      |X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the
Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

Borrowing for Leverage.  The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Borrowing may entail "leverage," and may be a speculative investment strategy. Any borrowing will be made only from banks and, pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Fund's assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Fund's assets, when computed in that manner, should fail to meet the 300% asset coverage requirement, the Fund is required within three days to reduce its bank debt to the extent necessary to meet that coverage requirement. To do so, the Fund may have to sell a portion of its investments at a time when it would otherwise not want to sell the securities. Interest on money the Fund borrows is an expense the Fund would not otherwise incur, so that during periods of substantial borrowings, its expenses may increase more than the expenses of funds that do not borrow. The use of leverage also may make the Fund's share prices more sensitive to interest rate changes.

Loans of Portfolio Securities. The Fund may lend its portfolio securities pursuant to policies approved by the Fund's Board. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Fund's net assets.

      The Fund has entered into a Securities Lending Agreement (the
"Securities Lending Agreement") with JPMorgan Chase Bank, N.A. ("JPMorgan
Chase"). Under the Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, a bank letter of credit must obligate the bank to pay to JPMorgan
Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be satisfactory to JPMorgan Chase and the Fund. The terms of the loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days' notice or in time to vote on any material matters. The Securities Lending Agreement may be terminated by either JPMorgan Chase or the Fund on 30 days' written notice.

      Pursuant to the Securities Lending Agreement, the Fund will receive a percentage of all annual net income (i.e., net of rebates to the borrower and certain other approved expenses) from securities lending transactions. Such net income includes earnings from the investment of any cash collateral received from a borrower and loan fees paid or payable by a borrower in connection with loans secured by collateral other than cash.

      There are some risks in connection with securities lending, including possible delays in receiving additional collateral from the borrower to secure a loan or delays in recovering the loaned securities if the borrower defaults. JPMorgan Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities to the Fund and to be responsible for expenses relating to securities lending. The Fund, however, will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the investments purchased with cash collateral decreases.

      Derivatives. The Fund can invest in a variety of derivative investments to seek income for liquidity needs or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree.

      Some of the derivative investments the Fund can use include "debt exchangeable for common stock" of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Sub-Adviser expected.

      Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use them. It is not required to do so in seeking its objective. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons, the Fund could:
o     sell futures contracts,
o     buy puts on futures or on securities, or
o     write covered calls on securities or futures. Covered calls can also be used to seek income, but the Sub-Adviser does not expect to engage extensively in that practice.

      The Fund might use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the
Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

o     Futures. The Fund can buy and sell futures contracts that relate to
(1) broadly-based stock indices (these are referred to as "stock index futures"), (2) foreign currencies (these are referred to as "forward contracts"); and (3) an individual stock ("single stock futures").

      A single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      A broadly-based stock index is used as the basis for trading stock index futures. An index may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction.
There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o     Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, and options on the other types of futures described above.

o     Writing Covered Call Options. The Fund can write (that is, sell) calls.
If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets may be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by the specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      If the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction". The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying on its books an equivalent dollar amount of liquid assets. The Fund will identify additional liquid assets on the Fund's books if the value of the identified assets drops below 100% of the current value of the future.
Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o     Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 50% of the Fund's net assets would be required to be identified on the Fund's books to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the
Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security  the Fund will  identify on its books liquid assets  with a value  equal  to or  greater  than  the  exercise  price of the
underlying   securities.   The  Fund  therefore  forgoes  the  opportunity  of
investing the identified assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on
the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing Puts and Calls. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.
The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund either to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

o     Buying and Selling Call and Put Options on Foreign Currencies. The Fund
can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Sub-Adviser anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Sub-Adviser anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by identifying on its books liquid assets in an amount equal to the exercise price of the option.

o     Risks of Hedging  with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Sub-Adviser uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o     Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge". The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge". When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge".

      The Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Sub-Adviser might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the
Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security.
There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts vary with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o     Total Return Swap Transactions. The Fund may enter into total return swaps. The Fund will only enter into total return swaps if consistent with its fundamental investment objectives or policies. A swap contract is essentially like a portfolio of forward contracts, under which one party agrees to exchange an asset (for example, bushels of wheat) for another asset
(cash) at specified dates in the future. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Fund may engage in swap transactions that have more than one period and therefore more than one exchange of assets.

      The Fund may invest in total return swaps to gain exposure to the overall commodity markets. In a total return commodity swap the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a "floating" rate, the fee is pegged to a base rate such as the London Interbank Offered Rate ("LIBOR"), and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.

o     Regulatory Aspects of Hedging Instruments. The Commodities Futures
Trading Commission (the "CFTC") has eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity
Exchange Act ("CEA"). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's Manager (as they may be amended from time to time), and as otherwise set forth in the Fund's
Prospectus or this statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under SEC staff interpretations regarding applicable provisions of the
Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.
The account must be a segregated account or accounts held by the Fund's custodian bank.

o     Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market", and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
           receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

      Temporary Defensive and Interim Investments.  When market conditions are unstable,  or the Sub-Adviser  believes it is otherwise  appropriate to reduce holdings in stocks,  the Fund can invest in a variety of debt  securities  for defensive purposes.  The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the  redemption of Fund shares,  or to hold while  waiting to  reinvest  cash  received  from the sale of other  portfolio securities. The Fund can buy:
o     high-quality (rated in the top two rating categories of
            nationally-recognized rating organizations or deemed by the
            Sub-Adviser to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
o     commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the top two rating categories of a nationally-recognized rating organization,
o     debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moody's or at least BBB by Standard & Poor's, or a comparable rating by another rating organization), or unrated securities judged by the Sub-Adviser to be of a quality
            comparable to rated securities in those categories,
o     certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

      Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities.  Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
o     67% or more of the voting securities present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy,
         or
o     more than 50% of the outstanding voting securities.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such.  The Fund's Board can change non-fundamental policies without shareholder approval.  Significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate.
The Fund's principal investment policies are described in the Prospectus.

|X|   What Are the Fund's Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

o     The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption from that Act that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot invest 25% or more of its total assets in any one industry or group of related industries. That limit does not apply to securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or securities issued by investment companies.

o     The Fund cannot invest in real estate, physical commodities or commodity contracts, except to the extent permitted under the Investment
Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

o     The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act when reselling any securities held in its own portfolio.

o     The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted classifications of industries and group of related industries.  This classification is not a fundamental policy.

      Currently, under the Investment Company Act, and the Oppenheimer funds"  exemptive order, a fund may borrow only from banks and/or affiliated investment companies in an amount up to one-third of its total assets
(including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the
Investment Company Act, a fund may lend its portfolio securities in an amount not to exceed 33 1/3 percent of the value of its total assets. The Investment
Company Act also requires each registered fund to adopt a fundamental policy regarding investments in real estate and/or commodities. To the extent that a
Fund has restrictions on or not permitted to invest in real estate, real estate related securities and/or commodities, that information is set out in the investment restrictions in this section. Presently, under the Investment
Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of the fund's total assets, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act when reselling securities held in its own portfolio

|X|   Does the Fund Have Additional Restrictions That Are Not "Fundamental"
Policies? The Fund has additional operating policies that are not
"fundamental." And which can be changed by the Board of Trustees without shareholder approval, including the following:

o     The Fund cannot sell securities short except in "short sales against-the-box."  The Fund does not intend to engage in this type of transaction at all because of the applicable tax laws.

o     The Fund cannot invest in securities of other open-end investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets, or invest more than 5% of its net assets in closed-end investment companies, including small business investment companies. Such investments may not be made at commission rates in excess of normal brokerage commissions.

Non-Diversification of the Fund's Investments.  The Fund is
"non-diversified," as defined in the Investment Company Act.  Funds that are diversified have restrictions against investing too much of their assets in the securities of any one "issuer."  That means that the Fund may be able to invest more of its assets in the securities of a single issuer than a fund that is diversified.

      Being non-diversified poses additional investment risks, because if the
Fund invests more of its assets in fewer issuers, the value of its shares is subject to greater fluctuations from adverse conditions affecting any one of those issuers.  However, the Fund does limit its investments in the securities of any one issuer to qualify for tax purposes as a "regulated investment company" under the Internal Revenue Code.  By qualifying, it does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders.  To qualify, the Fund must meet a number of conditions.  First, not more than 25% of the market value of the Fund's total assets may be invested in the securities of a single issuer.  Second, with respect to 50% of the market value of its total assets, (1) no more than 5%
of the market value of its total assets may be invested in the securities of a single issuer, and (2) the Fund must not own more than 10% of the outstanding voting securities of a single issuer.  This is not a fundamental policy.

    Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the
    Manager, Sub-Adviser, Distributor and Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

o     Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
            Fund's fiscal quarters in its semi-annual and annual reports to shareholders, and in its Statements of Investments on Form N-Q.
            Those documents are publicly available at the SEC. In addition, the top 20 month-end holdings may be posted on the
            OppenheimerFunds' website at www.oppenheimerfunds.com (select the
            Fund's name under the "View Fund Information for:" menu) with a
            15-day lag.  The Fund may release a more restrictive list of holdings (e.g., the top five or top 10 portfolio holdings) or may release no holdings if that is in the best interests of the Fund and its shareholders.  Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted.

          Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their
    Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, the need for transparency must be balanced against the risk that third parties who gain access to the Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the securities that portfolio managers are trading on the
    Fund's behalf.

    The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager, the
    Sub-Adviser and their subsidiaries pursuant to agreements approved by the
    Fund's Board shall not be deemed to be "compensation" or "consideration"
    for these purposes. It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

    A list of the top 20 portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

    Except under special limited circumstances discussed below, month-end lists of the Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If the Fund's complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
            Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the
            Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

    The Fund's complete portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Sub-Adviser, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Sub-Adviser, Distributor and Transfer
            Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Fund's independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations if securities are not priced by the Fund's regular pricing services).

    Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity. Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund. Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

    Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
    Manager in connection with portfolio trading, and (2) by the members of the Manager's Security Valuation Group and Accounting Departments in
    connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the Fund's regular pricing services)
o     Dealers to obtain price quotations where the Fund is not identified as the owner.

    Portfolio holdings information (which may include information on the
    Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the
    Manager, Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisers of portfolios (pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to confidentiality agreements),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements).

          Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of
    Fund shares or their financial intermediary representatives.

    The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio. In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

    Any permitted release of otherwise non-public portfolio holdings information must be in accordance with the Fund's then-current policy on approved methods for communicating confidential information, including but not limited to the Fund's policy as to use of secure e-mail technology.

    The Chief Compliance Officer (the "CCO") of the Fund and the Manager,
    Distributor, and Transfer Agent shall oversee the compliance by the
    Manager, Sub-Adviser, Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund's Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund's Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

    The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons
ABG Securities
ABN AMRO
Advest
AG Edwards
American Technology Research
Auerbach Grayson
Banc of America Securities
Barclays
Baseline
Bear Stearns
Belle Haven
Bloomberg
BNP Paribas
BS Financial Services
Buckingham Research Group
Caris & Co.
CIBC World Markets
Citigroup
Citigroup Global Markets
Collins Stewart
Craig-Hallum Capital Group LLC
Credit Agricole Cheuvreux N.A. Inc.
Credit Suisse First Boston
Daiwa Securities
Davy
Deutsche Bank
Deutsche Bank Securities
Dresdner Kleinwort Wasserstein
Emmet & Co
Empirical Research
Enskilda Securities
Essex Capital Markets
Exane BNP Paribas
Factset
Fidelity Capital Markets
Fimat USA Inc.
First Albany
First Albany Corporation
Fixed Income Securities
Fortis Securities
Fox-Pitt, Kelton
Friedman, Billing, Ramsey
Fulcrum Global Partners
Garp Research
George K Baum & Co.
Goldman
Goldman Sachs
HSBC
HSBC Securities Inc
ING Barings
ISI Group
Janney Montgomery
Jefferies
Jeffries & Co.
JP Morgan
JP Morgan Securities
JPP Eurosecurities
Keefe, Bruyette & Woods
Keijser Securities
Kempen & Co. USA Inc.
Kepler Equities/Julius Baer Sec
KeyBanc Capital Markets
Leerink Swan
Legg Mason
Lehman
Lehman Brothers
Lipper
Loop Capital Markets
MainFirst Bank AG
Makinson Cowell US Ltd
Maxcor Financial
Merrill
Merrill Lynch
Midwest Research
Mizuho Securities
Morgan Stanley
Morningstar
Natexis Bleichroeder
Ned Davis Research Group
Nomura Securities
Pacific Crest
Pacific Crest Securities
Pacific Growth Equities
Petrie Parkman
Pictet
Piper Jaffray Inc.
Plexus
Prager Sealy & Co.
Prudential Securities
Ramirez & Co.
Raymond James
RBC Capital Markets
RBC Dain Rauscher
Research Direct
Robert W. Baird
Roosevelt & Cross
Russell Mellon
Ryan Beck & Co.
Sanford C. Bernstein
Scotia Capital Markets
SG Cowen & Co.
SG Cowen Securities
Soleil Securities Group
Standard & Poors
Stone & Youngberg
SWS Group
Taylor Rafferty
Think Equity Partners
Thomas Weisel Partners
UBS
Wachovia
Wachovia Corp
Wachovia Securities
Wescott Financial
William Blair
Yieldbook

      How the Fund is Managed

      Organization and History.  The Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest.  The Fund was organized as a Massachusetts business trust in June 5, 2006.  Prior to February 28, 2007, the Fund was named
Oppenheimer SMA Global Fund.

      Classes of Shares.  The Fund currently has one class of shares.  The
Trustees are authorized, without shareholder approval, to create new classes of shares, to reclassify unissued shares into additional classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      Shares of the Fund are freely transferable,  and each share has one vote at shareholder  meetings,  with fractional  shares voting  proportionally,  on matters  submitted  to  a  vote  of  shareholders.  Each  share  of  the  Fund represents  an interest in the Fund  proportionately  equal to the interest of each other share.

      Meetings of Shareholders.  As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law.  Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's Amended and Restated Declaration of Trust ("Declaration of Trust").

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least ten shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations.  It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances.  The risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund, however, is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under the
Fund's Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, except to the extent permitted by law.

      Board of Trustees and Oversight Committees.  The Fund is governed by a
Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board has an Audit Committee, a Regulatory & Oversight Committee, a
Governance Committee and a Proxy Committee. Each committee is comprised solely of Trustees who are not "interested persons" of the Fund under the
Investment Company Act (the "Independent Trustees").  The members of the
Audit Committee are Joel W. Motley (Chairman), Mary F. Miller, Kenneth A.
Randall and Joseph M. Wikler.  The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm (also referred to as the "Independent Auditors").
Other main functions of the Audit Committee outlined in the Audit Committee
Charter, include, but are not limited to: (1) reviewing the scope and results of financial statement audits and the audit fees charged; (2) reviewing reports from the Fund's Independent Auditors regarding the Fund's internal accounting procedures and controls; (3) reviewing reports from the Manager's
Internal Audit Department; (4) maintaining a separate line of communication between the Fund's Independent Auditors and the Independent Trustees; (5)
reviewing the independence of the Fund's Independent Auditors; and (6)
pre-approving the provision of any audit or non-audit services by the Fund's
Independent Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian
F. Wruble. The Regulatory & Oversight Committee evaluates and reports to the
Board on the Fund's contractual arrangements, including the investment advisory and distribution agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight
Committee's Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold.
The Governance Committee reviews the Fund's governance guidelines and the adequacy of the Fund's Codes of Ethics, and develops qualification criteria for Board members consistent with the Fund's governance guidelines, among other duties as set forth in the Governance Committee's Charter.

      The Governance Committee's functions also include the selection and nomination of Trustees, including Independent Trustees, for election to the
Board.  The Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees.  The full Board elects new Trustees, except for those instances when a shareholder vote is required.

      Under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership that it identifies, as well as those recommended by the Fund's shareholders. The Governance Committee will consider nominees recommended by the Independent Board Trustees or by any other Board members, including Board members affiliated with the Fund's
Manager.  The Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates.  Upon
Board approval, the Governance Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process.  Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of
OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th
Floor, New York, New York 10281-1008, to the attention of the Board of
Trustees of Oppenheimer Baring SMA International Fund, c/o the Secretary of
the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1)
the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an "interested person" as defined in the Investment
Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.  Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Manager) would be deemed an "interested person" under the Investment Company Act.  In addition, certain other relationships with
Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Fund's outside legal counsel may cause a person to be deemed an "interested person."

      The Governance Committee has not established specific qualifications that it believes must be met by a nominee.  In evaluating nominees, the
Governance Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable Securities and Exchange Commission ("SEC") rules. The Governance
Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other
Trustees and will contribute to the Board.  There are no differences in the manner in which the Governance Committee evaluates nominees based on whether the nominee is recommended by a shareholder.  Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      The members of the Proxy Committee are Russell S. Reynolds, Jr.
(Chairman), Matthew P. Fink and Mary F. Miller.  The Proxy Committee provides the Board with recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

      Trustees and Officers of the Fund.  Except for Mr. Murphy, each of the
Trustees is an Independent Trustee.  In addition to the Fund, each Trustee is also a director or trustee of the following Oppenheimer funds (referred to as the "Board I Funds"):

Oppenheimer AMT-Free Municipals                      Oppenheimer Limited Term California Municipal Fund
Oppenheimer AMT-Free New York Municipals             Oppenheimer Money Market Fund, Inc.
Oppenheimer Balanced Fund                            Oppenheimer Multi-State Municipal Trust
Oppenheimer California Municipal Fund                Oppenheimer Portfolio Series
Oppenheimer Capital Appreciation Fund                Oppenheimer Real Estate Fund
Oppenheimer Developing Markets Fund                  Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Discovery Fund                           Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Dividend Growth Fund                     Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Emerging Growth Fund                     Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Emerging Technologies Fund               Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Enterprise Fund                          Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Global Fund                              Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Global Opportunities Fund                Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund             Oppenheimer Series Fund, Inc.
Oppenheimer Growth Fund                              OFI Tremont Core Strategies Hedge Fund
Oppenheimer International Diversified Fund           OFI Tremont Market Neutral Hedge Fund
Oppenheimer International Growth Fund                Oppenheimer Tremont Market Neutral Fund LLC
Oppenheimer International Small Company Fund         Oppenheimer Tremont Opportunity Fund LLC
Oppenheimer International Value Fund                 Oppenheimer U.S. Government Trust
      In  addition  to  being a Board  member  of each of the  Board I  Funds,
Messrs.  Galli and Wruble are directors or trustees of ten other portfolios in the OppenheimerFunds complex.

      Messrs. Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted and
Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of the date of this
Statement of Additional Information, the Fund had not commenced operations and the Trustees and officers of the Fund did not own, of record or beneficially, any shares of the Fund.  In addition, none of the Independent
Trustees (nor any of their immediate family members) owns securities of either the Manager or the Distributor of the Board I Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

            Biographical Information.  The Independent Trustees, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each
Trustee's beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds ("Supervised Funds"). The address of each Trustee in the chart below is
6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------------------------------------
                                             Independent Trustees
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Name, Position(s) Held    Principal Occupation(s) During the Past 5 Years;                   Aggregate Dollar
                                                                              Dollar Range   Range Of Shares
                                                                                of Shares      Beneficially
                                                                              Beneficially       Owned in
with the Fund, Length of  Other Trusteeships/Directorships Held; Number of      Owned in        Supervised
Service, Age              Portfolios in the Fund Complex Currently Overseen   the Fund(1)   Funds(2)
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Clayton K. Yeutter,       Director of American Commercial Lines (barge        None          Over $100,000
Chairman of the Board of  company) (since January 2005); Attorney at Hogan &
Trustees since 2006,      Hartson (law firm) (since June 1993); Director of
Trustee since 2006        Covanta Holding Corp. (waste-to-energy company)
Age: 75                   (since 2002); Director of Weyerhaeuser Corp.
                          (1999-April 2004); Director of Caterpillar, Inc.
                          (1993-December 2002); Director of ConAgra Foods
                          (1993-2001); Director of Texas Instruments
                          (1993-2001); Director of FMC Corporation
                          (1993-2001). Oversees 43 portfolios in the
                          OppenheimerFunds complex.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Matthew P. Fink,          Trustee of the Committee for Economic Development   None          Over $100,000
Trustee since 2006        (policy research foundation) (since 2005);
Age: 65                   Director of ICI Education Foundation (education
                          foundation) (since October 1991); President of the
                          Investment Company Institute (trade association)
                          (October 1991-June 2004); Director of ICI Mutual
                          Insurance Company (insurance company) (October
                          1991-June 2004). Oversees 43 portfolios in the
                          OppenheimerFunds complex.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Robert G. Galli,          A director or trustee of other Oppenheimer funds.
Trustee since 2006        Oversees 53 portfolios in the OppenheimerFunds
Age: 73                   complex
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Phillip A. Griffiths,     Distinguished Presidential Fellow for               None          Over $100,000
Trustee since 2006        International Affairs (since 2002) and Member
Age: 67                   (since 1979) of the National Academy of Sciences;
                          Council on Foreign Relations (since 2002);
                          Director of GSI Lumonics Inc. (precision medical
                          equipment supplier) (since 2001); Senior Advisor
                          of The Andrew W. Mellon Foundation (since 2001);
                          Chair of Science Initiative Group (since 1999);
                          Member of the American Philosophical Society
                          (since 1996); Trustee of Woodward Academy (since
                          1983); Foreign Associate of Third World Academy of
                          Sciences; Director of the Institute for Advanced
                          Study (1991-2004); Director of Bankers Trust New
                          York Corporation (1994-1999); Provost at Duke
                          University (1983-1991). Oversees 53 portfolios in
                          the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Mary F. Miller,           Trustee   of  the   American   Symphony   Orchestra None          Over $100,000
Trustee since 2006        (not-for-profit)  (since October 1998);  and Senior
Age: 63                   Vice  President  and  General  Auditor of  American
                          Express Company (financial  services company) (July
                          1998-February 2003).  Oversees 53 portfolios in the
                          OppenheimerFunds complex.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Joel W. Motley,           Director of Columbia Equity Financial Corp.         None          Over $100,000
Trustee since 2006        (privately-held financial adviser) (since 2002);
Age: 54                   Managing Director of Carmona Motley, Inc.
                          (privately-held financial adviser) (since January
                          2002); Managing Director of Carmona Motley Hoffman
                          Inc. (privately-held financial adviser) (January
                          1998-December 2001); Member of the Finance and
                          Budget Committee of the Council on Foreign
                          Relations, the Investment Committee of the
                          Episcopal Church of America, the Investment
                          Committee and Board of Human Rights Watch and the
                          Investment Committee of Historic Hudson Valley.
                          Oversees 53 portfolios in the OppenheimerFunds
                          complex.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Kenneth A. Randall,       Director  of  Dominion  Resources,  Inc.  (electric None          Over $100,000
Trustee since 2006        utility  holding  company)  (February  1972-October
Age: 79                   2005);  Former Director of Prime Retail, Inc. (real
                          estate  investment  trust),  Dominion  Energy  Inc.
                          (electric   power   and   oil  &   gas   producer),
                          Lumberman's   Mutual  Casualty  Company,   American
                          Motorists    Insurance    Company   and    American
                          Manufacturers  Mutual  Insurance  Company;   Former
                          President  and  Chief  Executive   Officer  of  The
                          Conference Board, Inc.  (international economic and
                          business  research).  Oversees 53 portfolios in the
                          OppenheimerFunds complex.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Russell S. Reynolds, Jr., Chairman of The Directorship Search Group, Inc.     None          $10,001-$50,000
Trustee since 2006        (corporate governance consulting and executive
Age: 74                   recruiting) (since 1993); Life Trustee of
                          International House (non-profit educational
                          organization); Founder, Chairman and Chief
                          Executive Officer of Russell Reynolds Associates,
                          Inc. (1969-1993); Banker at J.P. Morgan & Co.
                          (1958-1966); 1st Lt. Strategic Air Command, U.S.
                          Air Force (1954-1958). Oversees 53 portfolios in
                          the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Joseph M. Wikler,         Director   of   the   following    medical   device None          Over $100,000
Trustee since 2006        companies:  Medintec (since 1992) and Cathco (since
Age: 65                   1996); Director of Lakes Environmental  Association
                          (since 1996);  Member of the  Investment  Committee
                          of the  Associated  Jewish  Charities  of Baltimore
                          (since 1994);  Director of  Fortis/Hartford  mutual
                          funds (1994-December  2001). Oversees 53 portfolios
                          in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Peter I. Wold,            President  of Wold Oil  Properties,  Inc.  (oil and None          Over $100,000
Trustee since 2006        gas  exploration  and  production  company)  (since
Age: 58                   1994);  Vice President,  Secretary and Treasurer of
                          Wold Trona  Company,  Inc. (soda ash processing and
                          production)  (since 1996);  Vice  President of Wold
                          Talc  Company,  Inc.  (talc  mining)  (since 1999);
                          Managing Member of  Hole-in-the-Wall  Ranch (cattle
                          ranching)  (since  1979);  Director and Chairman of
                          the Denver  Branch of the Federal  Reserve  Bank of
                          Kansas   City   (1993-1999);    and   Director   of
                          PacifiCorp.    (electric   utility)    (1995-1999).
                          Oversees  53  portfolios  in  the  OppenheimerFunds
                          complex.
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Brian F. Wruble,          General  Partner of Odyssey  Partners,  L.P. (hedge None          Over $100,000
Trustee since 2006        fund) (since September  1995);  Director of Special
Age: 63                   Value    Opportunities    Fund,   LLC   (registered
                          investment  company) (since September 2004); Member
                          of  Zurich  Financial   Investment  Advisory  Board
                          (insurance)   (since   October   2004);   Board  of
                          Governing   Trustees  of  The  Jackson   Laboratory
                          (non-profit)  (since August  1990);  Trustee of the
                          Institute    for   Advanced    Study    (non-profit
                          educational  institute)  (since May 1992);  Special
                          Limited  Partner  of Odyssey  Investment  Partners,
                          LLC   (private    equity    investment)    (January
                          1999-September    2004);    Trustee   of   Research
                          Foundation   of   AIMR   (2000-2002)    (investment
                          research,   non-profit);   Governor,   Jerome  Levy
                          Economics   Institute  of  Bard   College   (August
                          1990-September    2001)    (economics    research);
                          Director of Ray & Berendtson,  Inc. (May 2000-April
                          2002)   (executive   search   firm).   Oversees  53
                          portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------------------------------------

Mr. Murphy is an "Interested Trustee" because he is affiliated with the
Manger by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.  Mr. Murphy's positions with the
Fund, length of service in such positions and principal occupations and business affiliations during at least the past five years are listed in the chart below.  The chart also includes information about his beneficial share ownership in the Fund and in all of the Supervised Funds.  The address of Mr.
Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New
York, New York 10281-1008. Mr. Murphy serves as a Trustee and as an officer for an indefinite term, or until his resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------
                                      Interested Trustee and Officer
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Name, Position(s)      Principal Occupation(s) During the Past 5 Years;     Dollar Range  Aggregate Dollar
                                                                                           Range Of Shares
                                                                              of Shares     Beneficially
                                                                            Beneficially      Owned in
Held with Fund,        Other Trusteeships/Directorships Held; Number of       Owned in       Supervised
Length of Service, Age Portfolios in the Fund Complex Currently Overseen      the Fund        Funds(2)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
John V. Murphy(3),    Chairman, Chief Executive Officer and Director        None          Over $100,000
President and         (since June 2001) and President (since September
Principal Executive   2000) of the Manager; President and a director or
Officer since 2006    trustee of other Oppenheimer funds; President and
and                   Director of Oppenheimer Acquisition Corp. ("OAC")
Trustee since 2006    (the Manager's parent holding company) and of
Age: 57               Oppenheimer Partnership Holdings, Inc. (holding
                      company subsidiary of the Manager) (since July
                      2001); Director of OppenheimerFunds Distributor,
                      Inc. (subsidiary of the Manager) (since November
                      2001); Chairman and Director of Shareholder
                      Services, Inc. and of Shareholder Financial
                      Services, Inc. (transfer agent subsidiaries of the
                      Manager) (since July 2001); President and Director
                      of OppenheimerFunds Legacy Program (charitable trust
                      program established by the Manager) (since July
                      2001); Director of the following investment advisory
                      subsidiaries of the Manager: OFI Institutional Asset
                      Management, Inc., Centennial Asset Management
                      Corporation, Trinity Investment Management
                      Corporation and Tremont Capital Management, Inc.
                      (since November 2001), HarbourView Asset Management
                      Corporation and OFI Private Investments, Inc. (since
                      July 2001); President (since November 1, 2001) and
                      Director (since July 2001) of Oppenheimer Real Asset
                      Management, Inc.; Executive Vice President of
                      Massachusetts Mutual Life Insurance Company (OAC's
                      parent company) (since February 1997); Director of
                      DLB Acquisition Corporation (holding company parent
                      of Babson Capital Management LLC) (since June 1995);
                      Member of the Investment Company Institute's Board
                      of Governors (since October 3, 2003); Chief
                      Operating Officer of the Manager (September
                      2000-June 2001); President and Trustee of MML Series
                      Investment Fund and MassMutual Select Funds
                      (open-end investment companies) (November
                      1999-November 2001); Director of C.M. Life Insurance
                      Company (September 1999-August 2000); President,
                      Chief Executive Officer and Director of MML Bay
                      State Life Insurance Company (September 1999-August
                      2000); Director of Emerald Isle Bancorp and Hibernia
                      Savings Bank (wholly-owned subsidiary of Emerald
                      Isle Bancorp) (June 1989-June 1998). Oversees 91
                      portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------

      The other officers' positions with the Fund, length of service in such positions and principal occupations and business affiliations during at least the past five years are listed in the chart below. The addresses of the officers in the chart below are as follows: for Messrs. Gillespie and Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York,
New York 10281-1008; for Messrs. Petersen, Szilagyi, Vandehey, and Wixted and
Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

------------------------------------------------------------------------------------------------------------
                                        Other Officers of the Fund
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Name, Position(s) Held with   Principal Occupation(s) During Past 5 Years
Fund, Length of Service, Age
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Mark S. Vandehey,             Senior Vice President and Chief Compliance Officer of the Manager (since
Vice President and Chief      March 2004); Vice President of OppenheimerFunds Distributor, Inc.,
Compliance Officer since 2006 Centennial Asset Management Corporation and Shareholder Services, Inc.
Age: 55                       (since June 1983). Former Vice President and Director of Internal Audit of
                              the Manager (1997-February 2004). An officer of 91 portfolios in the
                              OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Brian W. Wixted,              Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal       Treasurer of the following: HarbourView Asset Management Corporation,
Financial & Accounting        Shareholder Financial Services, Inc., Shareholder Services, Inc.,
Officer since 2006            Oppenheimer Real Asset Management Corporation, and Oppenheimer Partnership
Age: 46                       Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since
                              March 2000), OppenheimerFunds International Ltd. (since May 2000),
                              OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management,
                              Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and
                              Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC
                              (since March 1999),Centennial Asset Management Corporation (March
                              1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June
                              2003); Principal and Chief Operating Officer of Bankers Trust Company-Mutual
                              Fund Services Division (March 1995-March 1999). An officer of 91 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Brian Petersen,               Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer since     Manager/Financial Product Accounting of the Manager (November 1998-July
2006                          2002). An officer of 91 portfolios in the OppenheimerFunds complex.
Age: 35
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Brian C. Szilagyi,            Assistant Vice President of the Manager (since July 2004); Director of
Assistant Treasurer since     Financial Reporting and Compliance of First Data Corporation (April
2006                          2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May
Age: 36                       2001-March 2003); Director of Mutual Fund Operations at American Data
                              Services, Inc. (September 2000-May 2001). An officer of 91 portfolios in the
                              OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Robert G. Zack,               Executive Vice President (since January 2004) and General Counsel (since
Secretary since 2006          March 2002) of the Manager; General Counsel and Director of the Distributor
Age: 58                       (since December 2001); General Counsel of Centennial Asset Management
                              Corporation (since December 2001); Senior Vice President and General Counsel
                              of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since
                              September 1997) and Director (since November 2001) of OppenheimerFunds
                              International Ltd. and OppenheimerFunds plc; Vice President and Director of
                              Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                              Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                              President, General Counsel and Director of Shareholder Financial Services,
                              Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                              President, General Counsel and Director of OFI Private Investments, Inc. and
                              OFI Trust Company (since November 2001); Vice President of OppenheimerFunds
                              Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                              President (May 1985-December 2003), Acting General Counsel (November
                              2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                              the Manager; Assistant Secretary of the following: Shareholder Services,
                              Inc. (May 1985-November 2001), Shareholder Financial Services, Inc.
                              (November 1989-November 2001), and OppenheimerFunds International Ltd.
                              (September 1997-November 2001). An officer of 91 portfolios in the
                              OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Kathleen T. Ives,             Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary since     (since October 2003) of the Manager; Vice President (since 1999) and
2006                          Assistant Secretary (since October 2003) of the Distributor; Assistant
Age: 40                       Secretary of Centennial Asset Management Corporation (since October 2003);
                              Vice President and Assistant Secretary of Shareholder Services, Inc. (since
                              1999); Assistant Secretary of OppenheimerFunds Legacy Program and
                              Shareholder Financial Services, Inc. (since December 2001); Assistant
                              Counsel of the Manager (August 1994-October 2003). An officer of 91 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Lisa I. Bloomberg,            Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary since     Vice President (April 2001-April 2004), Associate General Counsel (December
2006                          2000-April 2004), Corporate Vice President (May 1999-April 2001) and
Age: 38                       Assistant General Counsel (May 1999-December 2000) of UBS Financial Services
                              Inc. (formerly, PaineWebber Incorporated). An officer of 91 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Phillip S. Gillespie,         Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary since     September 2004); Mr. Gillespie held the following positions at Merrill Lynch
2006                          Investment Management: First Vice President (2001-September 2004); Director
Age: 42                       (2000-September 2004) and Vice President (1998-2000). An officer of 91 portfolios in the OppenheimerFunds complex.
------------------------------------------------------------------------------------------------------------

     Remuneration of the Officers and Trustees.  The officers of the Fund who are affiliated with the Manager received no salary or fee from the Fund.  It is estimated that the Independent Trustees of the Fund will receive the
Aggregate Compensation from the Fund shown below for serving as a trustee and member of a committee (if applicable), with respect to the period from the
Fund's inception through September 30, 2006, its first fiscal year end.  The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a Trustee and member of a committee (if applicable) of other funds in the OppenheimerFunds complex during the calendar year ended December 31, 2005.  As of the date of this Statement of Additional Information, the Independent Trustees have not received any compensation from the Fund.

-----------------------------------------------------------------------------------------------------------------
Name and Other Fund Position(s)       Estimated         Estimated       Estimated Annual    Total Compensation
                                                        Retirement
                                      Aggregate      Benefits Accrued
                                     Compensation    as Part of Fund     Benefits Upon      From the Fund and
(as applicable)                    From the Fund(1)    Expenses(2)      Retirement(3)(4)       Fund Complex
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                     Fiscal year ended September 30,                            Year ended
                                                  2006                                     December 31, 2005(4)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
CLAYTON K. YEUTTER                     [-----]           [-----]            $86,171              $173,700
Chairman of the Board
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
MATTHEW P. FINK                        [-----]           [-----]             $2,641              $61,936
Proxy Committee Member and
Regulatory & Oversight Committee
Member
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
ROBERT G. GALLI
Regulatory & Oversight Committee       [-----]           [-----]         $100,824((5))         $264,812(6)
Chairman
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
PHILLIP A. GRIFFITHS                   [-----]           [-----]            $34,972              $150,760
Governance Committee Chairman and
Regulatory & Oversight Committee
Member
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
MARY F. MILLER
Audit Committee Member and Proxy       [-----]           [-----]             $7,128              $103,254
Committee Member
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JOEL W. MOTLEY                         [-----]           [-----]            $23,945              $150,760
Audit Committee Chairman and
Regulatory & Oversight Committee
Member
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
KENNETH A. RANDALL                     [-----]          [-----](7)          $85,944              $134,080
Audit Committee Member and
Governance Committee Member
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
RUSSELL S. REYNOLDS, JR.               [-----]           [-----]            $66,602              $108,593
Proxy Committee Chairman and
Governance Committee Member
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
JOSEPH M. WIKLER                       [-----]           [-----]            $26,401             $60,386(8)
Audit Committee Member
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
PETER I. WOLD                          [-----]           [-----]            $25,454             $60,386(9)
Governance Committee Member
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
BRIAN F. WRUBLE
Regulatory & Oversight Committee       [-----]           [-----]         $37,139((10))        $159,354(1(1))
Member
-----------------------------------------------------------------------------------------------------------------
1.    "Estimated Aggregate Compensation From the Fund" is estimated for the period from inception through September 30, 2006 and includes fees and deferred compensation, if any for each Trustee.
2.    "Estimated Annual Retirement Benefits to be Paid Upon Retirement" is
   based on a straight life payment plan election with the assumption that a
   Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits as described below under
   "Retirement Plan for Trustees."  No information is included regarding the
   "Retirement Benefits Accrued as part of Fund Expenses" since, as of the date of the Statement of Additional Information, the Fund had yet
   commenced operations and no retirement benefits had been accrued.
3.    The total amount reported in this column is the sum of (1) the estimate reported in column two and (2) the amounts as reported by the
   OppenheimerFunds fund complex as of December 31, 2005.
4.    Includes [--] deferred by Mr. Yeutter under the "Deferred Compensation
   Plan" described below.
5.    Includes $45,840 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board
   I Funds.
6.    Includes $135,500 paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2005) that are not
   Board I Funds.
7.    Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
8.    Includes $23,500 paid to Mr. Wikler for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that is not a
   Board I Fund.
9.    Includes $23,500 paid to Mr. Wold for serving as a director or trustee of one other Oppenheimer fund (at December 31, 2005) that is not a Board I
   Fund.
10.   Estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds. Mr.
   Wruble's service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board I retirement plan, described below.
11.   Includes $135,000 paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds (at December 31, 2005) that are not
   Board I Funds.

      Retirement Plan for Trustees.  The Board I Funds have adopted a retirement plan that provides for payments to retired Independent Trustees.
Payments are up to 80% of the average compensation paid during a Trustee's five years of service in which the highest compensation was received.  A
Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit.  The amount of retirement benefits a Trustee will receive depends on the amount of the
Trustee's compensation, including future compensation and the length of his or her service on the Board.

      Deferred Compensation Plan.  The Board has adopted a Deferred
Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board I Funds.  Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the
Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees' fees under the plan will not materially affect a fund's assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee.  Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustee's deferred compensation account.

      Major Shareholders.  As of the date of this Statement of Additional
Information, OppenheimerFunds, Inc. is the only shareholder of record of the
Fund.

      The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition
Corp., a holding company controlled by Massachusetts Mutual Life Insurance
Company, a global, diversified insurance and financial services organization.

      Code of Ethics.  The Fund, the Manager and the Distributor have adopted a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers that would compete with or take advantage of the Fund's portfolio transactions.  Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager.  The Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.  Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C.  You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.551.8090.  The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov.  Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing to the SEC's Public Reference Section,
Washington, D.C. 20549-0102.

      Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund.  The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders.  The Fund has retained an unaffiliated third party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting.  The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Manager's affiliates or business relationships.  Such a conflict of interest may arise, for example, when the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity.  The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions.
Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the
Guidelines, the Manager will vote the portfolio proxy in accordance with the
Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the
Manager on how to vote, the Manager will vote in accordance with the third party proxy voting agent's general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent.  If neither of the previous two procedures provides an appropriate voting recommendation, the
Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting.  The Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o     The Fund generally votes with the recommendation of the issuer's management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee's investment in the company.
o     In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
         super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options without shareholder approval.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
          The Fund analyzes stock option plans, paying particular attention to their dilutive effect.  While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year.  The first such filing will be made no later than August 31, 2007, for the 12 months ended June 30, 2007.  Once filed, the Fund's Form N-PX will be available (1) without charge, upon request, by calling the Fund toll-free at
1.800.525.7048 and (2) on the SEC's website at www.sec.gov.

The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager handles its day-to-day business, and the agreement permits the Manager to enter into Sub-Advisory agreements with other registered investment advisors to obtain specialized services for the Fund, as long as the Fund is not obligated to pay any additional fee for those services. The Manager has retained the Sub-Adviser pursuant to a separate Sub-Advisory Agreement, described below, under which the Sub-Adviser buys and sells portfolio securities for the Fund. The portfolio managers of the Fund are employed by the Sub-Adviser and are the persons who are principally responsible for the day-to-day management of the
Fund's portfolio.

    The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the agreement relates.

    The agreement permits the Manager to act as Manager for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as Manager or general distributor. If the Manager shall no longer act as Manager to the Fund, the
Manager may withdraw the right of the Fund to use the name "Oppenheimer" as part of its name.

The Sub-Adviser. The Sub-Adviser is a wholly owned subsidiary of
Massachusetts Mutual Life Insurance Company ("MassMutual"), the parent company of the Manager.

|X|   The Sub-Advisory Agreement. Under the Sub-Advisory Agreement between the Manager and the Sub-Adviser, the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. The
Sub-Adviser also agrees to provide assistance in the distribution and marketing of the Fund.

      Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, based on the average daily net assets of the Fund. The fee paid to the Sub-Adviser under the Sub-Advisory agreement is paid by the Manager, not by the Fund. The Manager will pay the Sub-Adviser a fee equal to 40% of the investment management fee received by the Manager from the Fund, which shall be calculated after any investment management fee waivers (voluntary or otherwise). Notwithstanding the foregoing, if the
Manager, without the Sub-Adviser's concurrence, agrees to voluntarily waive a portion of the investment management fee the Fund is required to pay to the
Manager, the Sub-Adviser's fee hereunder shall be based upon the investment management fee the Fund would have to pay exclusive of any such waiver agreed to by the Manager in its sole discretion.

The Sub-Advisory Agreement states that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable for any error in judgment or mistake of law and shall not be subject to any expenses or liability to the
Manager, the Fund or any of the Fund's shareholders, in connection with the matters to which the agreement relates.

      Portfolio Manager.  The Fund's portfolio is managed by Christopher J.D.
Lees and Nudgem Richyal (the "Portfolio Managers").  They are responsible for the day-to-day management of the Fund's investments.

      Other Accounts Managed by the Portfolio Manager.  In addition to managing the Fund's investment portfolio, Mr. Lees and Mr. Richyal manage other investment portfolios, on behalf of the Sub-Adviser or its affiliates.
The following table provides information regarding those portfolios as of
________, 2006:

      Brokerage Policies of the Fund

      Brokerage Provisions of the Investment Advisory Agreement.  One of the
duties of the Manager under the Advisory Agreement is to arrange the portfolio transactions for the Fund.  The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions.  The Manager is authorized by the Advisory Agreement to employ broker-dealers, including affiliated brokers, as the term has been interpreted under the 1940 Act, that the Manager believes, in its best judgment based on all relevant factors, will satisfy its fiduciary duty to the Fund in seeking to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions.  "Best execution" generally means prompt and reliable execution at the most favorable price obtainable for the services provided.  The Manager need not seek competitive commission bidding, however, it is expected to be aware of the current rates of eligible broker-dealers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund.

      Under the investment Advisory Agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and research services to the Fund.
The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

    Brokerage Practices Followed by the Manager.  The Manager allocates brokerage for the Fund subject to the provisions of the Advisory Agreement and other applicable rules and procedures described below.

      The Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers, together with the portfolio traders' judgment as to the execution capability of the broker or dealer.  In certain instances, portfolio managers may directly place trades and allocate brokerage.  In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions that are available in U.S. markets.  Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed income agency transactions executed in the secondary market.  Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so.  In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund.  Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities.  If two or more accounts advised by the
Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.  When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates.  The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction).  Under this prohibition, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      The Rule permits, however, funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations.  As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to "best execution"
considerations discussed above.  These procedures are designed to prevent:
(1) the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings where the Manager directs or is expected to direct the Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of the broker's or dealer's promotion or sale of the
Fund's shares or the shares of any other Oppenheimer fund.

      The Advisory Agreement permits the Manager to allocate brokerage for research services.  The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the Manager.  Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through whom trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board may permit the
Manager to use stated commissions on secondary fixed income agency trades to obtain research if the broker represents to the Manager that: (1) the trade is not from or for the broker's own inventory, (2) the trade was executed by the broker on an agency basis at the stated commission, and (3) the trade is not a riskless principal transaction. The Board may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager.  That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.  The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

     Brokerage Practices Followed by the Sub-Adviser. Under the Sub-Advisory
Agreement and as permitted by Section 28(e) of the Securities Exchange Act of
1934, the Sub-Adviser may cause a Fund to pay a broker-dealer that provides brokerage and research services to the Sub-adviser an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the
Sub-Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Sub-Adviser's overall responsibilities to the
Fund and to its other clients. The term "brokerage and research services"
includes: providing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

     Research provided by brokers is used for the benefit of all of the
Sub-Adviser's clients and not solely or necessarily for the benefit of the
Fund. The Sub-Adviser attempts to evaluate the quality of research provided by brokers. Results of this effort are sometimes used by the sub-advisers as a consideration in the selection of brokers to execute portfolio transactions.

     The investment advisory fee that the Fund pays on behalf of the Fund to the Manager will not be reduced as a consequence of the Sub-Adviser's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot now be determined. Such services would be useful and of value to the Sub-Adviser in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Sub-Adviser in carrying out its obligations to the Fund.

     Subject to the overriding objective of obtaining the best execution of orders, the Fund may use broker-dealer affiliates of the Sub-Adviser to effect portfolio brokerage transactions under procedures adopted by the
Board. Pursuant to these procedures, the commission rates and other remuneration paid to the affiliated broker-dealer must be fair and reasonable in comparison to those of other broker-dealers for comparable transactions involving similar securities being purchased or sold during a comparable time period. This standard would allow the affiliated broker or dealer to receive no more than the remuneration which would be expected to be received by an unaffiliated broker.

     The investment advisory agreement and the Sub-Advisory Agreement permit the Manager and the Sub-Adviser to allocate brokerage for research services.
The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Sub-Adviser and its affiliates.
The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Sub-Adviser's other accounts. Investment research may be supplied to the Sub-Adviser by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Sub-Adviser in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Sub-Adviser in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees may permit the Sub-Adviser to use stated
commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Sub-Adviser that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Sub-Adviser to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Sub-Adviser. That research provides additional views and comparisons for consideration, and helps the
Sub-Adviser to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase.
The Sub-Adviser provides information to the Manager and the Board about the commissions paid to brokers furnishing such services, together with the
Sub-Adviser's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

            Payments to Fund Intermediaries

      Payments may be made by the Manager or Distributor out of their respective resources and assets at the discretion of the Manager and/or the
Distributor. These payments are often referred to as "revenue sharing"
payments.  These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain wrap fee sponsors and programs, transaction processing or other services.

      The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the Manager and Distributor, subject to applicable law.

        These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other
Oppenheimer funds, or to support the marketing or promotional efforts of the
Distributor in offering shares of the Fund or other Oppenheimer funds.  You should ask your wrap-fee sponsor for information about any payments it receives from the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a wrap-fee sponsor's sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o     transactional support, one-time charges for setting up access for the
         Fund or other Oppenheimer funds on particular trading systems, and paying the wrap-fee sponsor's networking fees;
o     program support, such as expenses related to including the Oppenheimer funds in wrap-fee programs;
o     placement on the sponsor's list of offered funds and providing representatives of the Distributor with access to a sponsor's sales meetings, sales representatives and management representatives.

Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a wrap fee sponsor's sales personnel about the Oppenheimer funds and shareholder financial planning needs.

            About Your Account

      How to Buy Shares.  The Fund currently offers one class of shares.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program.  Investors cannot purchase shares directly from the Fund.

      When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the
Fund.  The Fund will not issue or re-register physical share certificates.

      Shares of the Fund are sold without a direct sales charge.  The Fund is an investment option for certain "wrap-fee" program accounts managed by OFI
PI, for which OFI PI receives compensation pursuant to an investment advisory agreement.  "Wrap-fee" program participants pay a "wrap-fee" to the sponsor of the program, which typically covers investment advice and transaction costs on trades executed with the sponsor or its affiliates.  You should read carefully the "wrap-fee" or other program brochure provided to you by the sponsor or your advisor.  The brochure is required to include information about the fees charged to you, and in the case of a "wrap-fee" program, the fees paid by the sponsor to OFI PI.  You pay no additional fees or expenses to purchase or redeem shares of the Fund.

      The Fund or the Distributor may suspend the continuous offering of the
Fund's shares at any time in response to conditions in the securities markets or otherwise and may resume offering shares from time to time.  Any order may be rejected by the Fund or the Distributor.  The Distributor is not permitted to withhold placing orders to benefit itself by a price change.

            Determination of Net Asset Value Per Share.  The NAV per share of the Fund is determined as of the close of business of the NYSE on each day that the NYSE is open.  The calculation is done by dividing the value of the
Fund's net assets by the number of outstanding shares. The NYSE normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days
(for example, in case of weather emergencies or on days falling before a
United States holiday).  All references to time in this Statement of
Additional Information mean "Eastern time." The NYSE's most recent annual announcement (which is subject to change) states that it will close on New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.  It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day.  Because the Fund's
NAV will not be calculated on those days, the Fund's NAV per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the
NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Fund's calculation of its NAV that day unless the Manager determines that the event is likely to effect a material change in the value of the security.
 The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the
Board, that is subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting after the valuation.

            Securities Valuation.  The Fund's Board has established
procedures for the valuation of the Fund's securities.  In general those procedures are as follows:

o     Equity securities traded on a U.S. securities exchange are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the
                  valuation date if it is within the spread of the closing
                  "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
                  Board, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its
                  last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on
                  the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked"
            prices determined by a portfolio pricing service approved by the
            Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
            "asked" prices determined by a pricing service approved by the
            Fund's Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
                  remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

      Securities (including restricted securities) not having readily available market quotations are valued at fair value determined under the
Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. The monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert securities denominated in foreign currency into U.S. dollar values.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded as determined by a pricing service approved by the Board or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange on the valuation date. If not, the value shall be the closing bid price on the principal exchange on the valuation date. If the put, call or future is not traded on an exchange, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

            Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned unpaid)
causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date.  That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order.  The investor, through his or her "wrap-fee" program sponsor, is responsible for that loss.
If the "wrap-fee" program sponsor on the investor's behalf fails to compensate the Fund for the loss, the Distributor will do so.  The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

      How to Sell Shares.  The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.  There will be no charge for redeeming shares of the Fund.

      Sending Redemption Proceeds by Federal Funds Wire.  The Federal Funds
wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

      Payments "In Kind".  The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash.  Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash.  In that case, the
Fund may pay the redemption proceeds in whole or in part by a distribution
"in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Value
Per Share." That valuation will be made as of the time the redemption price is determined.

      Involuntary Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days) through the "wrap-fee" sponsor. The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

      Dividends, Capital Gains and Taxes

Dividends, Capital Gains and Taxes

(a)   Dividends and Distributions.  The Fund does not have a fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains.  The dividends and distributions paid by the Fund will vary depending on market conditions and the composition of the
Fund's portfolio.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.  Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

(b)   Tax Status of the Fund's Dividends, Distributions and Redemptions of
Shares.  The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.  The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the IRC described below.  Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

(c)   Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the IRC.
As a RIC, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. This qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The IRC contains a number of complex tests relating to qualification as a RIC that the Fund might not meet in a particular year. If it did not qualify as a RIC, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the IRC, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the RIC's principal business of investing in stock or securities), certain other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in
"qualified publicly traded partnerships" (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income).

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a RIC.
Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the
Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships.  For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

      Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund's being subject to state, local or foreign income, franchise or withholding tax liabilities.

(d)   Excise Tax on Regulated Investment Companies.  Under the IRC, by
December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
The Board and the Manager might determine in a particular year, however, that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

(e)   Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the IRC govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      Special rules also apply to regular dividends paid to individuals.
Such a dividend, with respect to taxable years beginning on or before
December 31, 2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements.  Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual's net capital gain and generally cannot be used to offset capital losses.  The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund; or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund's gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year.  For this purpose, "qualified dividend income" generally means income from dividends received by the Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways.  However, qualified dividend income does not include any dividends received from tax-exempt corporations.
Also, dividends received by the Fund from a real estate investment trust or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other RIC.  In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income.  If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long-term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, taxes on such income. The Fund may be subject to U.S. federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders.

      If the Fund  were to  invest  in a PFIC and elect to treat the PFIC as a
"qualified   electing   fund"  under  the  Code,  in  lieu  of  the  foregoing
requirements,  the Fund might be  required  to  include in income  each year a portion  of the  ordinary  earnings  and net  capital  gains of the  qualified electing fund,  even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution  requirements  described above.
In order to make this  election,  the Fund would be required to obtain certain annual information from the PFICs in which it invests,  which may be difficult or impossible to obtain.

      Alternatively,  the Fund may make a  mark-to-market  election  that will result in the Fund being  treated as if it had sold and  repurchased  its PFIC stock at the end of each year.  In such case,  the Fund would  report any such gains as ordinary  income and would deduct any such losses as ordinary  losses to the  extent of  previously  recognized  gains.  The  election  must be made separately for each PFIC owned by the Fund and, once made,  would be effective for all subsequent taxable years,  unless revoked with the consent of the U.S.
Internal Revenue Service.  By making the election,  the Fund could potentially ameliorate  the adverse tax  consequences  with  respect to its  ownership  of shares in a PFIC,  but in any  particular  year may be required  to  recognize income in excess of the  distributions it receives from PFICs and its proceeds from  dispositions  of PFIC  stock.  The  Fund  may  have to  distribute  this
"phantom" income and gain to satisfy the 90%  distribution  requirement and to avoid imposition of the 4% excise tax.

      So  long  as the  Fund  qualifies  as a  RIC,  if  certain  distribution requirements  are satisfied and more than 50% of the value of the Fund's total assets at the close of any taxable year  consists of stocks or  securities  of foreign corporations,  the Fund may elect for U.S. federal income tax purposes to treat any  foreign  income  taxes  paid by it as paid by its  stockholders.
The Fund may qualify for and make this election in some,  but not  necessarily all,  of its  taxable  years.  If the Fund makes the  election,  the amount of foreign  income  taxes paid by the Fund would be included in the income of its stockholders  and each  stockholder  would be  entitled  (subject  to  certain limitations)  to  credit  the  amount  included  in his  income  against  such stockholder's  United  States tax due,  if any,  or to deduct such amount from such  shareholder's  U.S.  taxable income,  if any. Shortly after any year for which it makes such an election,  the Fund will report to its stockholders the amount  per  share  of  such  foreign  tax  that  must  be  included  in  each stockholder's  gross  income  and  the  amount  which  will be  available  for deduction or credit.  In general,  a  stockholder  may elect each year whether to claim deductions or credits for foreign taxes.  However,  no deductions for foreign  taxes  may be  claimed  by a  noncorporate  stockholder  who does not itemize  deductions.  If a stockholder  elects to credit  foreign  taxes,  the amount of  credit  that may be  claimed  in any year may not  exceed  the same proportion  of the U.S.  tax  against  which  such  credit is taken  which the stockholder's  taxable income from foreign sources bears to his entire taxable income.  This  limitation may be applied  separately to certain  categories of income and the  related  foreign  taxes.  However,  this  limitation  will not apply to an  individual  if, for the taxable  year,  the entire amount of such individual's  gross  income  from  sources  outside  of the U.S.  consists  of qualified  passive income,  the amount of creditable  foreign taxes accrued or paid by the  individual  does  not  exceed  $300  ($600 in the case of a joint return)  and the  individual  elects to be exempt  from the  limitation.  As a general rule,  if the Fund has made the  appropriate  election,  a stockholder may treat as foreign  source  income the portion of any  dividend  paid by the
Fund which  represents  income derived from sources within foreign  countries.
Capital  gains  realized  by the Fund on the sale of  foreign  securities  and other foreign  currency gains of the Fund will be considered to be U.S.-source income  and,  therefore,  the  portion  of the tax  credit  passed  through to shareholders that is attributable to such gains or distributions  might not be usable by other shareholders without other foreign source income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the U.S. Internal Revenue Service (the "IRS").

      If a shareholder recognizes a loss with respect to the Fund's shares of
$2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

(f)   Tax Effects of Redemptions of Shares.  If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the IRC apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      If a shareholder recognizes a loss with respect to the Fund's shares of
$2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the U.S. Internal
Revenue Service a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

(g)   Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the United
States Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      For taxable years beginning before January 1, 2008,  properly designated dividends are  generally  exempt from United States  federal  withholding  tax when  they (i) are paid in  respect  of the  Fund's  "qualified  net  interest income"  (generally,  the  Fund's  U.S.  source  interest  income,  other than certain contingent  interest and interest from obligations of a corporation or partnership  in  which  the  Fund is at least a 10%  shareholder,  reduced  by expenses  that are  allocable  to such  income) or (ii) are paid in respect of the Fund's "qualified short-term capital gains" (generally,  the excess of the
Fund's net short-term  capital gain over the Fund's long-term capital loss for such taxable  year).  However,  depending on its  circumstances,  the Fund may designate  all,  some or none of its  potentially  eligible  dividends as such qualified  net  interest  income or as  qualified  short-term  capital  gains, and/or  treat such  dividends,  in whole or in part,  as  ineligible  for this exemption  from  withholding.  In order to  qualify  for this  exemption  from withholding,  a  non-U.S.  shareholder  will  need to comply  with  applicable certification  requirements  relating to its non-U.S.  status  (including,  in general,  furnishing  an IRS Form W-8BEN or substitute  Form).  In the case of shares held through an  intermediary,  the  intermediary  may withhold even if the Fund  designates the payment as qualified net interest income or qualified
short-term   capital  gain.   Non-U.S.   shareholders   should  contact  their
intermediaries  with  respect  to the  application  of  these  rules  to their accounts.

      Special rules apply to foreign  persons who receive  distributions  from the Fund that are  attributable  to gain from "U.S.  real property  interests"
("USRPIs").  The Code defines USRPIs to include  direct  holdings of U.S. real property  and any  interest  (other than an interest  solely as a creditor) in
"U.S.  real  property  holding  corporations."  The Code  defines a U.S.  real property  holding  corporation  as any  corporation  whose USRPIs make up more than 50% of the  fair  market  value  of its  USRPIs,  its  interests  in real property  located outside the United States,  plus any other assets it uses in a trade or  business.  In general,  the  distribution  of gains from USRPIs to foreign  shareholders  is subject to U.S.  federal income tax withholding at a rate  of 35%  and  obligates  such  foreign  shareholder  to  file a U.S.  tax
return.   To  the  extent  a   distribution   to  a  foreign   shareholder  is
attributable  to gains from the sale or  exchange  of USRPIs  recognized  by a
Real Estate  Investment Trust ("REIT") or (until December 31, 2007) a RIC, the
Code  treats that gain as the  distribution  of gain from a USRPI to a foreign shareholder  which would be subject to U.S.  withholding  tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

      A  foreign  shareholder,  however,  achieves  a  different  result  with respect  to the gains  from the sale of USRPIs if the REIT or RIC is less than
50% owned by foreign  persons at all times  during the testing  period,  or if such  gain is  realized  from the sale of any class of stock in a REIT that is regularly  traded on an established  United States  securities  market and the
REIT  shareholder  owned  less  than 5% of such  class of  stock at all  times during  the  1-year  period  ending on the date of the  distribution.  In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described in this
Statement of Additional Information. Foreign shareholders are urged to consult their own tax advisors or the IRS with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S. withholding taxes described above.

      Additional Information About the Fund

      The Distributor.  OppenheimerFunds Distributor, Inc., a subsidiary of the Manager, acts as the Fund's principal underwriter in the continuous public offering of the Fund's shares.  Under its General Distributor's
Agreement with the Fund, the Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing the prospectus, other than those furnished to existing shareholders.
The Distributor is not obligated to sell a specific number of shares.  The
Manager has contractually agreed to pay or reimburse the Fund for all fees and expenses payable under the General Distributor's Agreement.  The
Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

      The Custodian.  J.P. Morgan Chase Bank is the custodian of the Fund's assets.  The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.  The Manager has contractually agreed to pay or reimburse the
Fund for all fees and expenses payable to the Custodian.

      The Transfer Agent.  OppenheimerFunds Services, the Fund's Transfer
Agent, is a division of the Manager.  It is responsible for maintaining the
Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders.  It also handles shareholder servicing and administrative functions.  It serves as the
Transfer Agent for an annual per account fee.  It also acts as shareholder servicing agent for the other Oppenheimer funds.  Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.  The Manager has contractually agreed to pay or reimburse the Fund for all fees and expenses payable to the
Transfer Agent.

      Independent Registered Public Accounting Firm.  ____________ serves as the independent registered public accounting firm for the Fund.  ____________
will audit the Fund's financial statements and perform other related audit services.  ____________ also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the
Manager and its affiliates.  Audit and non-audit services provided by
____________ to the Fund must be pre-approved by the Audit Committee.

      Legal Counsel.  Mayor, Brown, Rowe & Maw LLP serves as legal counsel for the Fund.

     (1) As of the date of this  Statement of Additional  Information,  the Fund has no shares outstanding.

     (2) As of December  31,  2005.

     (3) The address of Mr. Murphy is Two World  Financial  Center,  225 Liberty
Street,  11th Floor,  New York,  New York  10281-1008.  Mr.  Murphy  serves as a
Trustee for an indefinite term, or until his resignation,  retirement,  death or removal,  and as an officer  of the Fund for an  indefinite  term,  or until his resignation, retirement, death or removal. Mr. Murphy is an "Interested Trustee"
because  he is  affiliated  with the  Manager by virtue of his  positions  as an officer and director of the Manager and as a shareholder of its parent company.

Oppenheimer Baring SMA International Fund

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street,11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street,11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP(225.5677)

Custodian Bank
      JPMorgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm

Legal Counsel
      Mayor, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

(OppenheimerFunds logo)

PX0___.001.__07

               OPPENHEIMER BARING SMA INTERNATIONAL FUND

                               FORM N-1A

                                 PART C

                           OTHER INFORMATION

Item 23. - Exhibits

(a)   Declaration of Trust dated June 5, 2006: Previously filed with
Registrant's Initial Registration Statement (Reg. No. 333-135524) on
June 30, 2006, and incorporated herein by reference.

(b)   By-Laws dated June 5, 2006:  Previously filed with Registrant's
Initial Registration Statement (Reg. No. 333-135524) on June 30, 2006,
and incorporated herein by reference.

(c)   Not applicable.

(d)   Investment Advisory Agreement dated:  To be filed by Amendment.

(e)   (i) General Distributor's Agreement dated: To be filed by
Amendment.

      (ii) Dealer Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Broker Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

      (iv) Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No.
2-62076), 10/26/01, and incorporated herein by reference.

      (v) Trust Company Fund/SERV Purchase Agreement of
OppenheimerFunds Distributor, Inc.: Previously filed with
Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

      (vi) Trust Company Agency Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No.
45 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
No. 2-62076), 10/26/01, and incorporated herein by reference.

(f)   (i)  Amended and Restated Retirement Plan for Non-Interested
Trustees or Directors dated 8/9/01: Previously filed with
Post-Effective Amendment No. 34 to the Registration Statement of
Oppenheimer Gold & Special Minerals Fund (Reg. No. 2-82590),
(10/25/01), and incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No.
26 to the Registration Statement of Oppenheimer Gold & Special Minerals
Fund (Reg. No. 2-82590), (10/28/98), and incorporated by reference.
(f)

(g)   (i)   Global Custodial Services Agreement: To be filed by
amendment.

(h)   Fee Waiver and Expense Reimbursement Agreement:  To be filed by amendment.

(i)   Opinion and Consent of Counsel: To be filed by amendment.

(j)   Independent Auditor's Consent: To be filed by amendment.

(k)   Not applicable.

(l)   Investment Letter from OppenheimerFunds, Inc. to Registrant: To be filed by amendment.

(m)   (i) Not applicable.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through 8/11/05: Previously filed with Post-Effective Amendment No. 5 to the Registration Statement of Oppenheimer Main Street Opportunity
Fund (Reg. No. 333-40186), (9/27/05), and incorporated herein by reference.

(o)   Powers of Attorney for all Trustees and Principal Officers:
Previously filed with Initial Registration of Oppenheimer Absolute
Return Fund, (6/30/06), and incorporated herein by reference.

(p)   Amended and Restated Code of Ethics of the Oppenheimer Funds
dated March 31, 2006 under Rule 17j-1 of the Investment Company Act of
1940: Previously filed with Post-Effective Amendment No. 13 to the
Registration Statement of Oppenheimer MidCap Fund (Reg. No. 333-31533),
(4/7/06), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's
Declaration of Trust filed as Exhibit 23(a) to this Registration
Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities
Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a)   OppenheimerFunds, Inc. is the investment adviser of the
Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

-----------------------------------------------------------------------------------------------------------
Name and Current Position with
OppenheimerFunds, Inc.              Other Business and Connections During the Past Two Years
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Timothy L. Abbuhl,                  Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert Agan,                        Senior Vice  President of  Shareholder  Financial  Services,  Inc. and
Senior Vice President               Shareholders  Services,   Inc.;  Vice  President  of  OppenheimerFunds
                                    Distributor,  Inc.,  Centennial Asset  Management  Corporation and OFI
                                    Private Investments Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Carl Algermissen,                   None
Vice President & Associate Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael Amato,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Erik Anderson,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,         None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Janette Aprilante,                  Secretary  (since  December  2001)  of:  Centennial  Asset  Management
Vice President & Secretary          Corporation,  OppenheimerFunds  Distributor,  Inc.,  HarbourView Asset
                                    Management  Corporation  (since  June  2003),  Oppenheimer  Real Asset
                                    Management,  Inc.,  Shareholder Financial Services,  Inc., Shareholder
                                    Services,  Inc.,  Trinity  Investment  Management  Corporation  (since
                                    January   2005),   OppenheimerFunds   Legacy   Program,   OFI  Private
                                    Investments  Inc.  (since  June  2003)  and  OFI  Institutional  Asset
                                    Management,  Inc. (since June 2003).  Assistant Secretary of OFI Trust
                                    Company (since December 2001).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Hany S. Ayad,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert Baker,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
James F. Bailey,                    Senior Vice  President  of  Shareholder  Services,  Inc.  (since March
Senior Vice President               2006).  Formerly Vice President at T. Row Price Group  (September 2000
                                    - January 2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Michael Banta,                 None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Joanne Bardell,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Adam Bass,                          None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kevin Baum,                         None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jeff Baumgartner,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Marc Baylin,                        Formerly Portfolio Manager at J.P. Morgan (June 2002-August 2005.)
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Todd Becerra,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lalit K. Behal                      Assistant Secretary of HarbourView Asset Management Corporation.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kathleen Beichert,                  Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gerald B. Bellamy,                  Assistant   Vice  President   (Sales  Manager  of  the   International
Assistant Vice President            Division) of OFI Institutional Asset Management, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Erik S. Berg,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert Bertucci,                    None
Assistant Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rajeev Bhaman,                      None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Craig Billings,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mark Binning,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert J. Bishop,                   Treasurer (since October 2003) of OppenheimerFunds  Distributor,  Inc.
Vice President                      and Centennial Asset Management Corporation.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Beth Bleimehl,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa I. Bloomberg,                  None
Vice President & Associate Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Veronika Boesch,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Chad Boll,                          None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Antulio N. Bomfim,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michelle Borre Massick,             None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lori E. Bostrom,                    None
Vice President & Senior Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Bourgeois,                     Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Boydell,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Garrett C. Broadrup                 Formerly  an  Associate  at  Davis  Polk &  Wardwell  (October  2002 -
Assistant Vice President &          October 2006)
Assistant Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael Bromberg,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kristine Bryan-Levin,               Formerly  Senior Vice President at Brown Brothers  Harriman  (November
Vice President                      2002 - May 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Stephanie Bullington,               Formerly  Fund  Accounting   Manager  at  Madison  Capital  Management
Assistant Vice President            Company  (July  2005 - October  2005 and Fund  Accounting  Officer  at
                                    Butterfield   Fund   Services   (Bermuda)   Limited  (a  wholly  owned
                                    subsidiary  of the Bank of NT  Butterfield & Sons)  (September  2003 -
                                    June 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Paul Burke,                         None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mark Burns,                         None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
JoAnne Butler                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Geoffrey Caan,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dale William Campbell               Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Patrick Campbell,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Catherine Carroll,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Debra Casey,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Maria Castro,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Chaffee,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Charles Chibnik,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Patrick Sheng Chu,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brett Clark,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
H.C. Digby Clements,                None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas Closs                        Formerly    (until    January    2007)    Development    Manager    at
Assistant Vice President            OppenheimerFunds, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Peter V. Cocuzza,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gerald James Concepcion,            None.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert Corbett,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Susan Cornwell,                     Senior Vice  President of  Shareholder  Financial  Services,  Inc. and
Senior Vice President               Shareholder   Services,   Inc.;  Vice  President  of  OppenheimerFunds
                                    Distributor,   Inc.,  Centennial  Asset  Management   Corporation  and
                                    OppenheimerFunds Legacy Program.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Cheryl Corrigan,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Belinda J. Cosper,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Scott Cottier,                      None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Laura Coulston,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
George Curry,                       Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Julie C. Cusker,                    None
Assistant Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kevin Dachille,                     Formerly  Fixed  Income  Director  at  National  Railroad   Retirement
Vice President                      Investment Trust (May 2003 - May 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Damian,                        None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kendra Delisa                       Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Richard Demarco,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Craig P. Dinsell,                   None
Executive Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Randall C. Dishmon,                 None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rebecca K. Dolan,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Steven D. Dombrower,                Senior Vice President of OFI Private  Investments Inc.; Vice President
Vice President                      of OppenheimerFunds Distributor, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas Doyle,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Bruce C. Dunbar,                    None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian Dvorak,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Richard Edmiston,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
A. Taylor Edwards,                  Formerly Associate at Dechert LLP (September 2000 - December 2005).
Vice President & Assistant Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Venkat Eleswarapu,                  Formerly  Associate  Professor  of Finance  at Texas  Tech  University
Vice President                      (July  2005 - December  2005) and  Assistant  Professor  of Finance at
                                    Southern Methodist University (January 1999 - May 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Daniel R. Engstrom,                 None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
James Robert Erven                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
George R. Evans,                    None
Senior Vice President & Director
of International Equities
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Edward N. Everett,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kathy Faber,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Falicia,                      Assistant  Secretary (as of July 2004) of HarbourView Asset Management
Assistant Vice President            Corporation.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Matthew Farkas,                     Formerly  Associate at Epstein Becker & Green, P.C.  (September 2000 -
Assistant Vice President and        March 2006).
Assistant Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kristie Feinberg,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Emmanuel Ferreira,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ronald H. Fielding,                 Vice President of OppenheimerFunds Distributor,  Inc.; Director of ICI
Senior Vice President;              Mutual Insurance Company;  Governor of St. John's College; Chairman of
Chairman of the Rochester Division  the Board of  Directors  of  International  Museum of  Photography  at
                                    George Eastman House.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Bradley G. Finkle,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Steven Fling,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John E. Forrest,                    Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Foxhoven,                     Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Colleen M. Franca,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Barbara Fraser,                     Formerly Attorney in Private Practice (April 2000 - November 2005).
Vice President & Associate Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dominic Freud,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dan Gagliardo,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Hazem Gamal,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Charles Gapay                       Formerly  (until January 2007) Help Desk Manager at  OppenheimerFunds,
Assistant Vice President            Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Seth Gelman,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Timothy Gerlach,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Subrata Ghose,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Charles W. Gilbert,                 None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kurt Gibson,                        Formerly Manager at Barclays Capital (January 2002 - April 2006).
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Phillip S. Gillespie,               None
Senior Vice President & Assistant
Secretary
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Alan C. Gilston,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,          None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jill E. Glazerman,                  None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Benjamin J. Gord,                   Vice President of HarbourView Asset Management  Corporation and of OFI
Vice President                      Institutional Asset Management, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Leyla Greengard,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert B. Grill,                    None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Carol Guttzeit,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Marilyn Hall,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kelly Haney,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Steve Hauenstein,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert W. Hawkins,                  Formerly  an  Associate  at  Shearman  and  Sterling  LLP (July 2004 -
Vice President & Assistant Counsel  August 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas B. Hayes,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jennifer Kane Heathwood,            None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Heidi Heikenfeld,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Annika Helgerson,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Daniel Herrmann,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dennis Hess,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Joseph Higgins,                     Vice President of OFI Institutional Asset Management, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dorothy F. Hirshman,                None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Daniel Hoelscher,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian Hourihan,                     Assistant  Secretary  of  OFI  Institutional  Asset  Management,  Inc.
Vice President & Associate Counsel  (since April 2006).  Formerly  Vice  President  and Senior  Counsel at
                                    Massachusetts Financial Service Company (June 2004 - March 2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Edward Hrybenko,                    Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kevin Andrew Huddleston,            None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Scott T. Huebl,                     Assistant Vice President of OppenheimerFunds Legacy Program.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Margaret Hui,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dana Hunter,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Huttlin,                       Senior Vice President (Director of the International  Division) (since
Senior Vice President               January 2004) of OFI Institutional  Asset Management,  Inc.;  Director
                                    (since  June  2003)  of  OppenheimerFunds   International  Distributor
                                    Limited.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
James G. Hyland,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kelly Bridget Ireland,              None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kathleen T. Ives,                   Vice   President   and   Assistant   Secretary   of   OppenheimerFunds
Vice President, Senior Counsel &    Distributor,  Inc. and Shareholder Services, Inc.; Assistant Secretary
Assistant Secretary                 of Centennial Asset Management  Corporation,  OppenheimerFunds  Legacy
                                    Program and Shareholder Financial Services, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
William Jaume,                      Senior Vice President of HarbourView Asset Management  Corporation and
Vice President                      OFI  Institutional  Asset  Management,  Inc.;  Director  of OFI  Trust
                                    Company.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Frank V. Jennings,                  None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Jennings,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Kadehjian,                     Formerly Vice President,  Compensation Manager at The Bank of New York
Assistant Vice President            (November 1996-November 2004).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Charles Kandilis,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Amee Kantesaria,                    Formerly Counsel at Massachusetts Mutual Life Insurance Company
Assistant Vice President and        (May 2005-December 2006).
Assistant Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rezo Kanovich,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas W. Keffer,                   None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael Keogh,                      Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Kiernan,                       Formerly Vice President and Senior Compliance Officer,  Guardian Trust
Assistant Vice President &          Company,  FSB at The Guardian Life Insurance Company of America (since
Marketing Compliance Manager        February 1998 - November 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael Kim,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Audrey Kiszla,                      Formerly Vice President at First Horizon Merchant  Services  (December
Vice President                      2005- May 2006); Director at Janus (January 1998 - August 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Klassen,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Martin S. Korn,                     None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian Kramer,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Paul Kunz,                          None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gloria LaFond,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Lamentino,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Tracey Lange,                       Vice President of OppenheimerFunds  Distributor,  Inc. and OFI Private
Vice President                      Investments Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jeffrey P. Lagarce,                 President of OFI Institutional  Asset  Management,  Inc. as of January
Senior Vice President               2005.  Formerly Executive Vice  President-Head of Fidelity  Tax-Exempt
                                    Services Business at Fidelity Investments (August 1996-January 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Latino,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gayle Leavitt,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Christopher M. Leavy,               None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kevin Lee,                          Formerly  Vice  President  at  Delaware  Investments  (October  2000 -
Vice President                      February 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Randy Legg,                         None
Vice President & Associate Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Laura Leitzinger,                   Senior Vice President of Shareholder  Services,  Inc. and  Shareholder
Senior Vice President               Financial Services, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Justin Leverenz,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael S. Levine,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian Levitt,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gang Li,                            None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Shanquan Li,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Julie A. Libby,                     Senior Vice President of OFI Private Investments Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Daniel Lifshey,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mitchell J. Lindauer,               None
Vice President & Assistant General
Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Bill Linden,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Malissa B. Lischin,                 Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Justin Livengood                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David P. Lolli,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Daniel G. Loughran                  None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Patricia Lovett,                    Vice  President of  Shareholder  Financial  Services,  Inc. and Senior
Vice President                      Vice President of Shareholder Services, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Misha Lozovik,                      None.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Dongyan Ma,                         None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Steve Macchia,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jerry Mandzij,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Angelo G. Manioudakis               Senior Vice President of HarbourView Asset Management  Corporation and
Senior Vice President               of OFI Institutional Asset Management, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Carolyn Maxson,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
William T. Mazzafro,                Formerly  self-employed  as a securities  consultant  (January  2004 -
Assistant Vice President            December 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Trudi McKenna,                      Formerly  Leadership  Development  Supervisor at JetBlue Airways (July
Assistant Vice President            2003 - October 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jay Mewhirter,                      Formerly  Director of Application  Development at AMVESCAP  (September
Vice President                      1999 - March 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Elizabeth McCormack,                Vice   President  and  Assistant   Secretary  of   HarbourView   Asset
Vice President                      Management Corporation.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Joseph McDonnell,                   Formerly  Senior Vice  President at Lehman  Bros.  (April 1995 - March
Vice President                      2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Joseph McGovern,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Charles L. McKenzie,                Chairman  of  the  Board,   Director,   Chief  Executive  Officer  and
Senior Vice President               President of OFI Trust Company;  Chairman,  Chief  Executive  Officer,
                                    Chief  Investment  Officer  and  Director of OFI  Institutional  Asset
                                    Management,  Inc.; Chief Executive Officer, President, Senior Managing
                                    Director and Director of  HarbourView  Asset  Management  Corporation;
                                    Chairman,   President;   Director  of  Trinity  Investment  Management
                                    Corporation and Vice President of Oppenheimer  Real Asset  Management,
                                    Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
William McNamara                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael Medev,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lucienne Mercogliano,               None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Andrew J. Mika,                     None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jan Miller,                         None.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rejeev Mohammed,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Nikolaos D. Monoyios,               None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Sarah Morrison                      Formerly (until January 2007) Manager at OppenheimerFunds, Inc.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jill Mulcahy,                       None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John V. Murphy,                     President and Management  Director of Oppenheimer  Acquisition  Corp.;
Chairman, Chief                     President and Director of  Oppenheimer  Real Asset  Management,  Inc.;
Executive Officer & Director        Chairman and Director of Shareholder  Services,  Inc. and  Shareholder
                                    Financial Services,  Inc.;  Director of OppenheimerFunds  Distributor,
                                    Inc., OFI Institutional  Asset Management,  Inc.,  Trinity  Investment
                                    Management  Corporation,  Tremont Group  Holdings,  Inc.,  HarbourView
                                    Asset  Management   Corporation  and  OFI  Private  Investments  Inc.;
                                    Executive  Vice  President  of  Massachusetts  Mutual  Life  Insurance
                                    Company;  Director  of DLB  Acquisition  Corporation;  a member of the
                                    Investment Company Institute's Board of Governors.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Meaghan Murphy,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Suzanne Murphy,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas J. Murray,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kenneth Nadler,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Paul Newman,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
William Norman,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
James B. O'Connell,                 None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Matthew O'Donnell,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Tony Oh,                            Formerly  Director of SEC Reporting at Teletech  Holdings (July 2004 -
Assistant Vice President            April 2005.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Ogren,                         Formerly Manager at OppenheimerFunds, Inc.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John O'Hare,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John J. Okray,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kristina Olson,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lerae A. Palumbo,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Anthony Parish,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kathleen Patton,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David P. Pellegrino,                None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Allison C. Pells,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert H. Pemble,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lori L. Penna,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian Petersen,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Marmeline Petion-Midy,              None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Pfeffer,                      Senior Vice  President of  HarbourView  Asset  Management  Corporation
Senior Vice President & Chief       since February 2004.
Financial Officer
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
James F. Phillips,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Scott Phillips,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gary Pilc,                          None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John Piper,                         Assistant Vice President of Shareholder Services, Inc.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jeaneen Pisarra,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Nicolas Pisciotti,                  Formerly Assistant Vice President at ING (April 2002 - May 2005).
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Poiesz,                       None
Senior Vice President, Head of
Growth Equity Investments
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Sergei Polevikov,                   None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jeffrey Portnoy,                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Preuss,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ellen Puckett,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Paul Quarles,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael E. Quinn,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Julie S. Radtke,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Norma J. Rapini,                    None
Assistant Vice President :
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Corry E. Read,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Marc Reinganum,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jill Reiter,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Eric Rhodes,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Eric Richter,                       Vice President of HarbourView Asset Management  Corporation.  Formerly
Vice President                      Investment  Officer at Alaska Permanent Fund Corporation (April 2005 -
                                    February  2006);  Vice  President at Loomis  Sayles & Co. (July 1997 -
                                    April 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Claire Ring,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Grace Roberts,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David Robertson,                    Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert Robis,                       Formerly  a  Proprietary  Trader  at  J.P.  Morgan  Chase  & Co.  (May
Assistant Vice President            2004-May 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Antoinette Rodriguez,               None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Stacey Roode,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jeffrey S. Rosen,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Stacy Roth,                         None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Adrienne Ruffle,                    None.
Vice President & Assistant Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kim Russomanno,                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Gerald Rutledge,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Julie Anne Ryan,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Timothy Ryan,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rohit Sah,                          None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Valerie Sanders,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kurt Savallo                        Formerly Senior Business Analyst at OppenheimerFunds, Inc.
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rudi W. Schadt,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ellen P. Schoenfeld,                None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Patrick Schneider                   Formerly Human Resources  Manager at ADT Security  Services  (December
Assistant Vice President            2001 - July 2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mary Beth Schellhorn,               Formerly  Human   Resources   Generalist  at  Misys  Banking   Systems
Assistant Vice President            (November 2000 - June 2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Scott A. Schwegel,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Allan P. Sedmak                     None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jennifer L. Sexton,                 Senior Vice President of OFI Private Investments Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Asutosh Shah,                       Formerly  Vice   President  at  Merrill  Lynch   Investment   Managers
Vice President                      (February 2002 - February 2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kamal Shah,                         Formerly  Senior Vice President  Chief  Technology  Officer at Tremont
Vice President                      Group Holdings, Inc. (March 1998 - July 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Nava Sharma,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Tammy Sheffer,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mary Dugan Sheridan,                None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas Siomades,                    Formerly Vice  President,  Portfolio  Management at Curian Capital LLC
Vice President                      (December 2002 - September 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
David C. Sitgreaves,                None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Edward James Sivigny                None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Enrique H. Smith,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kevin Smith,                        None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Louis Sortino,                      None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Keith J. Spencer,                   None
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Marco Antonio Spinar,               None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brett Stein                         Formerly Vice President of Client  Services at XAware,  Inc.  (October
Vice President                      2002 - August 2006).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Richard A. Stein,                   None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Arthur P. Steinmetz,                Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jennifer Stevens,                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Benjamin Stewart                    None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
John P. Stoma,                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Amy Sullivan,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Deborah A. Sullivan,                Secretary of OFI Trust Company.
Vice President & Assistant Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Michael Sussman,                    Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Thomas Swaney,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian C. Szilagyi,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Matthew Tartaglia,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Martin Telles,                      Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Charles Toomey,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Vincent Toner,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Melinda Trujillo,                   Formerly Senior Manager at CoBank, ACB (January 2004 - April 2006).
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Leonid Tsvayg,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Keith Tucker,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Cameron Ullyatt,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Angela Uttaro,                      None
Assistant Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mark S. Vandehey,                   Vice  President  and  Chief  Compliance  Officer  of  OppenheimerFunds
Senior Vice President & Chief       Distributor,   Inc.,  Centennial  Asset  Management   Corporation  and
Compliance Officer                  Shareholder  Services,  Inc.; Chief Compliance  Officer of HarbourView
                                    Asset   Management   Corporation,   Real   Asset   Management,   Inc.,
                                    Shareholder  Financial Services,  Inc., Trinity Investment  Management
                                    Corporation,  OppenheimerFunds Legacy Program, OFI Private Investments
                                    Inc. and OFI Trust  Company and OFI  Institutional  Asset  Management,
                                    Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Maureen Van Norstrand,              None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Nancy Vann,                         None
Vice President & Associate Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Rene Vecka,                         None
Assistant Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Vincent Vermette,                   Assistant Vice President of OppenheimerFunds Distributor, Inc.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Elaine Villas-Obusan,               None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jake Vogelaar,                      None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Phillip F. Vottiero,                None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lisa Walsh,                         None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Jerry A. Webman,                    Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Christopher D. Weiler,              None
Vice President:
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Adam Weiner,                        None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Barry D. Weiss,                     Vice  President of HarbourView  Asset  Management  Corporation  and of
Vice President                      Centennial Asset Management Corporation.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Melissa Lynn Weiss,                 None
Vice President & Associate Counsel
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Christine Wells,                    None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Joseph J. Welsh,                    Vice President of HarbourView Asset Management Corporation.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Diederik Werdmolder,                Director of OppenheimerFunds  International Ltd. and  OppenheimerFunds
Senior Vice President               plc and OppenheimerFunds  International  Distributor  Limited;  Senior
                                    Vice President  (Managing  Director of the International  Division) of
                                    OFI Institutional Asset Management, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Catherine M. White,                 Assistant  Vice  President  of  OppenheimerFunds  Distributor,   Inc.;
Assistant Vice President            member of the American Society of Pension Actuaries (ASPA) since 1995.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
William L. Wilby,                   None
Senior Vice President & Senior
Investment Officer, Director of
Equities
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Troy Willis,                        None
Vice President,
Rochester Division
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mitchell Williams                   None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Julie Wimer                         None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Donna M. Winn,                      President,   Chief  Executive   Officer  &  Director  of  OFI  Private
Senior Vice President               Investments  Inc.;  Director & President  of  OppenheimerFunds  Legacy
                                    Program; Senior Vice President of OppenheimerFunds Distributor, Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Philip Witkower,                    Senior Vice President of OppenheimerFunds Distributor, Inc.
Senior Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Brian W. Wixted,                    Treasurer    of    HarbourView    Asset    Management     Corporation;
Senior Vice President & Treasurer   OppenheimerFunds    International   Ltd.,   Oppenheimer   Real   Asset
                                    Management,  Inc.,  Shareholder Services,  Inc., Shareholder Financial
                                    Services,  Inc., OFI Private Investments Inc., OFI Institutional Asset
                                    Management,  Inc.,  OppenheimerFunds plc and  OppenheimerFunds  Legacy
                                    Program;  Treasurer and Chief Financial  Officer of OFI Trust Company;
                                    Assistant Treasurer of Oppenheimer Acquisition Corp.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Carol E. Wolf,                      Senior Vice President of HarbourView Asset Management  Corporation and
Senior Vice President               of Centennial  Asset  Management  Corporation;  serves on the Board of the Colorado Ballet.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Meredith Wolff,                     None.
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Oliver Wolff,                       None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Kurt Wolfgruber,                    Director  of  Tremont  Group   Holdings,   Inc.,   HarbourView   Asset
President, Chief Investment         Management  Corporation and OFI Institutional  Asset Management,  Inc.
Officer & Director                  (since June 2003).  Management  Director  of  Oppenheimer  Acquisition
                                    Corp. (since December 2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Caleb C. Wong,                      None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Edward C. Yoensky,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Geoff Youell,                       Formerly  Principal  Consultant  at XAware  Inc  (January  2004 - June
Assistant Vice President            2005).
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Lucy Zachman,                       None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Robert G. Zack                      General Counsel of Centennial  Asset Management  Corporation;  General
Executive Vice President &          Counsel and Director of  OppenheimerFunds  Distributor,  Inc.;  Senior
General Counsel                     Vice  President and General  Counsel of HarbourView  Asset  Management
                                    Corporation and OFI Institutional Asset Management,  Inc.; Senior Vice
                                    President,  General  Counsel  and  Director of  Shareholder  Financial
                                    Services,  Inc.,  Shareholder Services,  Inc., OFI Private Investments
                                    Inc.;  Executive Vice  President,  General Counsel and Director of OFI
                                    Trust Company;  Director and Assistant  Secretary of  OppenheimerFunds
                                    International  Limited; Vice President,  Secretary and General Counsel
                                    of  Oppenheimer   Acquisition  Corp.;   Director  of  OppenheimerFunds
                                    International  Distributor Limited; Vice President of OppenheimerFunds
                                    Legacy   Program;   Vice   President   and  Director  of   Oppenheimer
                                    Partnership Holdings Inc.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Neal A. Zamore,                     None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Anna Zatulovskaya,                  None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Mark D. Zavanelli,                  None
Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Alex Zhou,                          None
Assistant Vice President
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Ronald Zibelli, Jr.                 Formerly  Managing  Director  and  Small  Cap  Growth  Team  Leader at
Vice President                      Merrill Lynch.
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Arthur J. Zimmer,                   Senior Vice President of HarbourView Asset Management Corporation.
Senior Vice President
-----------------------------------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio
Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer Absolute Return Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Baring China Fund
Oppenheimer Baring Japan Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Commodity Strategy Total Return Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer Institutional Money Market Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer
International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer
Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street
Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Equity Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of
Oppenheimer Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of
Oppenheimer Principal
     Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of
Oppenheimer Principal
     Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid-Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Estate Fund
Oppenheimer Rochester Arizona Municipal Fund
Oppenheimer Rochester Maryland Municipal Fund
Oppenheimer Rochester Massachusetts Municipal Fund
Oppenheimer Rochester Michigan Municipal Fund
Oppenheimer Rochester Minnesota Municipal Fund
Oppenheimer Rochester North Carolina Municipal Fund
Oppenheimer Rochester Ohio Municipal Fund
Oppenheimer Rochester Virginia Municipal Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (1 series):
Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Transition 2010 Fund
Oppenheimer Transition 2015 Fund
Oppenheimer Transition 2020 Fund
Oppenheimer Transition 2030 Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder
Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds
Services, Centennial Asset Management Corporation, and OppenheimerFunds
Legacy Program is 6803 South Tucson Way, Centennial, Colorado
80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor,
Inc., HarbourView Asset Management Corporation, Oppenheimer Acquisition
Corp., OFI Private Investments Inc., OFI Institutional Asset
Management, Inc. Oppenheimer Real Asset Management, Inc. and OFI Trust
Company is Two World Financial Center, 225 Liberty Street, 11th Floor,
New York, New York 10281-1008.

The address of Tremont Group Holdings, Inc. is 555 Theodore Fremd
Avenue, Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is 30 Herbert
Street, Dublin 2, Ireland.

The address of Trinity Investment Management Corporation is 301 North
Spring Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds International Distributor Limited is
Suite 1601, Central Tower, 28 Queen's Road Central, Hong Kong.

Item 27. Principal Underwriter

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds,
Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in Item 26(b) above (except
Panorama Series Fund, Inc.) and for MassMutual Institutional Funds.

(b)   The directors and officers of the Registrant's principal
underwriter are:

-------------------------------------------------------------------------------------------------------------
Name & Principal                           Position & Office                 Position and Office
Business Address                           with Underwriter                  with Registrant
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Timothy Abbhul(1)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Robert Agan(1)                             Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Anthony Allocco(2)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Janette Aprilante(2)                       Secretary                         None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
James Barker                               Vice President                    None
1723 W. Nelson Street
Chicago, IL 60657
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kathleen Beichert(1)                       Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Rocco Benedetto(2)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Thomas Beringer                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Rick Bettridge                             Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Robert J. Bishop(1)                        Treasurer                         None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Tracey Blinzler(1)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
David A. Borrelli                          Vice President                    None
105 Black Calla Ct.
San Ramon, CA 94583
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jeffrey R. Botwinick                       Vice President                    None
4431 Twin Pines Drive
Manlius, NY 13104
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Sarah Bourgraf(1)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michelle Brennan(2)                        Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Joshua Broad(2)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kevin E. Brosmith                          Senior Vice President             None
5 Deer Path
South Natlick, MA 01760
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jeffrey W. Bryan                           Vice President                    None
1048 Malaga Avenue
Coral Gables, FL 33134
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Patrick Campbell(1)                        Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Robert Caruso                              Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Donelle Chisolm(2)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Andrew Chonofsky                           Vice President                    None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Angelanto Ciaglia(2)                       Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Melissa Clayton(2)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Craig Colby(2)                             Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Rodney Constable(1)                        Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Susan Cornwell(1)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Neev Crane                                 Vice President                    None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Fredrick Davis                             Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John Davis(2)                              Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Stephen J. Demetrovits(2)                  Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Steven Dombrower                           Vice President                    None
13 Greenbrush Court
Greenlawn, NY 11740
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
George P. Dougherty                        Vice President                    None
328 Regency Drive
North Wales, PA 19454
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Cliff H. Dunteman                          Vice President                    None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Beth Arthur Du Toit(1)                     Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Hillary Eigen(2)                           Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kent M. Elwell                             Vice President                    None
35 Crown Terrace
Yardley, PA 19067
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gregg A. Everett                           Vice President                    None
4328 Auston Way
Palm Harbor, FL 34685-4017
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
George R. Fahey                            Senior Vice President             None
9511 Silent Hills Lane
Lone Tree, CO 80124
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric C. Fallon                             Vice President                    None
10 Worth Circle
Newton, MA 02458
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
James Fereday                              Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Joseph Fernandez                           Vice President                    None
1717 Richbourg Park Drive
Brentwood, TN 37027
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Mark J. Ferro                              Senior Vice President             None
104 Beach 221st Street
Breezy Point, NY 11697
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ronald H. Fielding(3)                      Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Bradley Finkle(2)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric P. Fishel                             Vice President                    None
725 Boston Post Rd., #12
Sudbury, MA 01776
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Patrick W. Flynn                           Senior Vice President             None
14083 East Fair Avenue
Englewood, CO 80111
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John E. Forrest(2)                         Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John ("J") Fortuna(2)                      Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jayme D. Fowler                            Vice President                    None
3818 Cedar Springs Road, #101-349
Dallas, TX 75219
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Richard Fuermann                           Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Lucio Giliberti                            Vice President                    None
6 Cyndi Court
Flemington, NJ 08822
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael Gottesman                          Vice President                    None
255 Westchester Way
Birmingham, MI 48009
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Raquel Granahan(4)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ralph Grant                                Senior Vice President             None
10 Boathouse Close
Mt. Pleasant, SC 29464
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kahle Greenfield(2)                        Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric Grossjung                             Vice President                    None
4002 N. 194th Street
Elkhorn, NE 68022
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael D. Guman                           Vice President                    None
3913 Pleasant Avenue
Allentown, PA 18103
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
James E. Gunther                           Vice President                    None
603 Withers Circle
Wilmington, DE 19810
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kevin J. Healy(2)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Elyse R. Jurman Herman                     Vice President                    None
5486 NW 42 Avenue
Boca Raton, FL 33496
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Wendy G. Hetson(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jennifer Hoelscher(1)                      Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
William E. Hortz(2)                        Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Edward Hrybenko(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Amy Huber(1)                               Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Brian F. Husch                             Vice President                    None
37 Hollow Road
Stonybrook, NY 11790
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Patrick Hyland(2)                          Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Keith Hylind                               Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kathleen T. Ives(1)                        Vice President & Assistant        Assistant Secretary
                                           Secretary
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Shonda Rae Jaquez(2)                       Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Nivan Jaleeli                              Vice President                    None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric K. Johnson                            Vice President                    None
8588 Colonial Drive
Lone Tree, CO 80124
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Thomas Keffer(2)                           Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Christina J. Keller(2)                     Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael Keogh(2)                           Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Brian Kiley(2)                             Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Lisa Klassen(1)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Richard Klein                              Senior Vice President             None
4820 Fremont Avenue South
Minneapolis, MN 55419
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Richard Knott(1)                           Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Brent A. Krantz                            Senior Vice President             None
61500 Tam McArthur Loop
Bend, OR 97702
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric Kristenson(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
David T. Kuzia                             Vice President                    None
10258 S. Dowling Way
Highlands Ranch, CO 80126
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Tracey Lange(2)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jesse Levitt(2)                            Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric J. Liberman                           Vice President                    None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Malissa Lischin(2)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Thomas Loncar                              Vice President                    None
1401 North Taft Street, Apt. 726
Arlington, VA 22201
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Craig Lyman                                Vice President                    None
7425 Eggshell Drive
N. Las Vegas, NV 89084
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Peter Maddox(2)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael Malik                              Vice President                    None
546 Idylberry Road
San Rafael, CA 94903
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Steven C. Manns                            Vice President                    None
1627 N. Hermitage Avenue
Chicago, IL 60622
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Todd A. Marion                             Vice President                    None
24 Midland Avenue
Cold Spring Harbor, NY 11724
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
LuAnn Mascia(2)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Theresa-Marie Maynier                      Vice President                    None
2421 Charlotte Drive
Charlotte, NC 28203
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John C. McDonough                          Senior Vice President             None
533 Valley Road
New Canaan, CT 06840
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kent C. McGowan                            Vice President                    None
9510 190th Place SW
Edmonds, WA 98020
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Brian F. Medina                            Vice President                    None
3009 Irving Street
Denver, CO 80211
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Daniel Melehan                             Vice President                    None
906 Bridgeport Court
San Marcos, CA 92069
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Mark Mezzanotte                            Vice President                    None
16 Cullen Way
Exeter, NH 03833
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Matthew L. Michaelson                      Vice President                    None
1250 W. Grace, #3R
Chicago, IL 60613
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Noah Miller(1)                             Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Clint Modler(1)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Robert Moser                               Vice President                    None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
David W. Mountford                         Vice President                    None
7820 Banyan Terrace
Tamarac, FL 33321
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Gzim Muja                                  Vice President                    None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Matthew Mulcahy(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John V. Murphy(2)                          Director                          President & Trustee
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Wendy Jean Murray                          Vice President                    None
32 Carolin Road
Upper Montclair, NJ 07043
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John S. Napier                             Vice President                    None
17 Hillcrest Ave.
Darien, CT 06820
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Christina Nasta(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kevin P. Neznek(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Bradford G. Norford                        Vice President                    None
5095 Lahinch Ct.
Westerville, OH 43082
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Alan Panzer                                Vice President                    None
6755 Ridge Mill Lane
Atlanta, GA 30328
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael Park(2)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Donald Pawluk(2)                           Vice President
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Brian C. Perkes                            Vice President                    None
6 Lawton Ct.
Frisco, TX 75034
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Charles K. Pettit(2)                       Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)                  Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Minnie Ra                                  Vice President                    None
100 Dolores Street, #203
Carmel, CA 93923
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Dusting Raring                             Vice President                    None
27 Blakemore Drive
Ladera Ranch, CA 92797
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael A. Raso                            Vice President                    None
3 Vine Place
Larchmont, NY 10538
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Richard E. Rath                            Vice President                    None
46 Mt. Vernon Ave.
Alexandria, VA 22301
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
William J. Raynor(5)                       Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Corry Read(2)                              Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ruxandra Risko(2)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
David R. Robertson(2)                      Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ian M. Roche                               Vice President                    None
7070 Bramshill Circle
Bainbridge, OH 44023
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kenneth A. Rosenson                        Vice President                    None
24753 Vantage Pt. Terrace
Malibu, CA 90265
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Thomas Sabow                               Vice President                    None
6617 Southcrest Drive
Edina, MN 55435
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John Saunders                              Vice President                    None
2251 Chantilly Ave.
Winter Park, FL 32789
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Thomas Schmitt                             Vice President                    None
40 Rockcrest Rd
Manhasset, NY 11030
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
William Schories                           Vice President                    None
3 Hill Street
Hazlet, NJ 07730
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Charles F. Scully                          Vice President                    None
125 Cypress View Way
Apex, NC 27502
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jennifer Sexton(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Eric Sharp                                 Vice President                    None
862 McNeill Circle
Woodland, CA 95695
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Debbie A. Simon                            Vice President                    None
55 E. Erie St., #4404
Chicago, IL 60611
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Christopher M. Spencer                     Vice President                    None
2353 W 118th Terrace
Leawood, KS 66211
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John A. Spensley                           Vice President                    None
375 Mallard Court
Carmel, IN 46032
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Alfred St. John(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Bryan Stein                                Vice President                    None
8 Longwood Rd.
Voorhees, NJ 08043
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John Stoma(2)                              Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Wayne Strauss(3)                           Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Brian C. Summe                             Vice President                    None
2479 Legends Way
Crestview Hills, KY 41017
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael Sussman(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
George T. Sweeney                          Senior Vice President             None
5 Smokehouse Lane
Hummelstown, PA 17036
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
William K. Tai                             Vice President                    None
12701 Prairie Drive
Urbandale, IA 50323
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
James Taylor(2)                            Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Martin Telles(2)                           Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Paul Temple(2)                             Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
David G. Thomas                            Vice President                    None
16628 Elk Run Court
Leesburg, VA 20176
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Mark S. Vandehey(1)                        Vice President and Chief          Vice President and Chief
                                           Compliance Officer                Compliance Officer
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Vincent Vermete(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Cynthia Walloga(2)                         Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Patrick Walsh                              Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Kenneth Lediard Ward                       Vice President                    None
1400 Cottonwood Valley Circle N.
Irving, TX 75038
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Teresa Ward(1)                             Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michael J. Weigner                         Vice President                    None
4905 W. San Nicholas Street
Tampa, FL 33629
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Donn Weise                                 Vice President                    None
3249 Earlmar Drive
Los Angeles, CA 90064
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Chris G. Werner                            Vice President                    None
98 Crown Point Place
Castle Rock, CO 80108
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Catherine White(2)                         Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Ryan Wilde(1)                              Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Julie Wimer(2)                             Assistant Vice President          None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Donna Winn(2)                              Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Peter Winters                              Vice President                    None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Patrick Wisneski(1)                        Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Philip Witkower(2)                         Senior Vice President             None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Meredith Wolff(2)                          Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Michelle Wood(2)                           Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Cary Patrick Wozniak                       Vice President                    None
18808 Bravata Court
San Diego, CA 92128
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
John Charles Young                         Vice President                    None
3914 Southwestern
Houston, TX 77005
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Jill Zachman(2)                            Vice President                    None
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Robert G. Zack(2)                          General Counsel & Director        Secretary
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Walter Zinych                              Vice President                    None
630 North Franklin St., Apt. 718
Chicago, IL 60610
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Steven Zito(1)                             Vice President                    None
-------------------------------------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World  Financial  Center,  225 Liberty  Street,  11th Floor,  New
York, NY 10281-1008
(3)350 Linden Oaks, Rochester, NY 14623
(4)555 Theodore Fremd Avenue, Rye, NY 10580
(5)Independence Wharf, 470 Atlantic Avenue, 11th Floor, Boston, MA 02210

(c)   Not applicable.

Item 28. Location of Accounts and Records

The  accounts,  books and other  documents  required to be maintained by
Registrant  pursuant to Section 31(a) of the  Investment  Company Act of
1940  and  rules  promulgated   thereunder  are  in  the  possession  of
OppenheimerFunds,  Inc.  at  its  offices  at  6803  South  Tucson  Way,
Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the
Investment Company Act of 1940, the Registrant has duly caused this
Initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 25th day of May, 2007.

                            OPPENHEIMER BARING SMA INTERNATIONAL FUND

                            By:     /s/ John V. Murphy*
                              John V. Murphy, President,
                              Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                         Date

/s/ Brian F. Wruble*          Chairman of the
Brian F. Wruble               Board of Trustees             May 25, 2007

/s/ John V. Murphy*           President, Principal
John V. Murphy                Executive Officer and Trustee May 25, 2007

/s/ Brian W. Wixted*          Treasurer, Principal          May 25, 2007
Brian W. Wixted               Financial & Accounting Officer

/s/ Matthew P. Fink*          Trustee                       May 25, 2007
Matthew P.Fink

/s/ Robert G. Galli*          Trustee                       May 25, 2007
Robert G. Galli

/s/ Phillip A. Griffiths*                                   Trustee
May 25, 2007
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       May 25, 2007
Mary F. Miller

/s/ Joel W. Motley*           Trustee                       May 25, 2007
Joel W. Motley

/s/ Kenneth A. Randall*                                     Trustee
May 25, 2007
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.*                               Trustee
May 25, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                                       Trustee
May 25, 2007
Joseph M. Wikler

/s/ Peter I. Wold*            Trustee                      May 25, 2007
Peter I. Wold

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact